                                                                      PROSPECTUS

                                                         MINNESOTA LIFE VARIABLE
                                                          UNIVERSAL LIFE ACCOUNT

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Minnesota Life Insurance Company ("Minnesota Life"). The policies are designed for use in group-sponsored insurance programs to provide life insurance protection and the flexibility to vary premium payments. Certificates setting forth or summarizing the rights of the owners and/or insureds will be issued under the group contract. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued.

Subject to the limitations in the policy, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (herein "separate account"). Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life. To the extent of the investment of a policy in the separate account, the account value will vary with the investment experience of the sub-accounts of the separate account. There is no guaranteed minimum value associated with the separate account and its sub-accounts.

The separate account invests its assets in shares of Fidelity's Variable Insurance Products Funds (the "Funds"). The Funds have 18 portfolios which are available for contracts offered under this prospectus. They are:

- VIP Aggressive Growth Portfolio: Initial Class Shares
- VIP Asset Manager Portfolio: Initial Class Shares
- VIP Asset Manager: Growth Portfolio: Initial Class Shares
- VIP Balanced Portfolio: Initial Class Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares
- VIP Dynamic Capital Appreciation Portfolio: Initial Class Shares
- VIP Equity-Income Portfolio: Initial Class Shares
- VIP Growth Portfolio: Initial Class Shares
- VIP Growth & Income Portfolio: Initial Class Shares
- VIP Growth Opportunities Portfolio: Initial Class Shares
- VIP High Income Portfolio: Initial Class Shares
- VIP Index 500 Portfolio: Initial Class Shares
- VIP Investment Grade Bond Portfolio: Initial Class Shares
- VIP Mid Cap Portfolio: Initial Class Shares
- VIP Money Market Portfolio: Initial Class Shares
- VIP Overseas Portfolio: Initial Class Shares
- VIP Value Portfolio: Initial Class Shares
- VIP Value Strategies Portfolio: Initial Class Shares

This prospectus must be accompanied by the current prospectus of the Funds. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company

400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel

www.minnesotamutual.com

Dated: May 1, 2002

                                                           [MINNESOTA LIFE LOGO]

TABLE OF CONTENTS

                                                                Page
Special Terms...............................................       1
Summary.....................................................       2
Condensed Financial Information.............................       7
General Descriptions........................................      10
     Minnesota Life Insurance Company.......................      10
     Variable Universal Life Account........................      10
     Fidelity Variable Insurance Products Funds.............      10
     Additions, Deletions or Substitutions..................      11
     The Guaranteed Account.................................      12
          General Description...............................      12
          Guaranteed Account Value..........................      12
Information About the Policy................................      13
     Applications and Policy Issue..........................      13
     Policy Premiums........................................      13
     Death Benefit..........................................      15
     Change in Face Amount..................................      16
     Payment of Death Benefit Proceeds......................      16
     Account Values.........................................      17
     Policy Loans...........................................      19
     Surrender and Partial Surrender........................      20
     Transfers..............................................      21
     Dollar Cost Averaging..................................      23
     Free Look..............................................      23
     Conversion Right to an Individual Policy...............      23
     Continuation of Group Coverage.........................      24
     Charges................................................      24
          Premium Expense Charges...........................      24
          Account Value Charges.............................      25
          Separate Account Charges..........................      26
          Fund Charges......................................      27
     Guarantee of Certain Charges...........................      27
     Additional Benefits....................................      27
     General Matters Relating to the Policy.................      28
     General Provisions of the Group Contract...............      31
Other Matters...............................................      32
     Federal Tax Status.....................................      32
     Directors and Principal Officers of Minnesota Life.....      35
     Voting Rights..........................................      35
     Distribution of Policies...............................      36
     Legal Matters..........................................      36
     Legal Proceedings......................................      37
     Experts................................................      37
     Registration Statement.................................      37
Financial Statements of Minnesota Life Variable Universal
  Life Account..............................................    SA-1
Financial Statements of Minnesota Life Insurance Company and
  Subsidiaries..............................................    ML-1
Appendix A-Illustrations of Account Values and Death
  Benefits..................................................     A-1
Appendix B-Policy Loan Example..............................     B-1

                                        I

                                                                   SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The sum of the separate account value, guaranteed account value and loan account value.

ATTAINED AGE: The issue age of the insured plus the number of completed policy years.

BENEFICIARY: The person(s) named in an application for insurance or by later designation to receive policy proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the policy and this prospectus.

CERTIFICATE: A document issued to the owner of a policy issued under a group contract setting forth or summarizing the owner's rights and benefits.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER:  The entity that is issued a group contract.

ELIGIBLE MEMBER: A member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract or policy to be an owner and/or insured of a policy under the group-sponsored program.

FACE AMOUNT: The minimum amount of death benefit proceeds paid upon the death of the insured, so long as the policy remains in force and there are no outstanding policy loans. The face amount is shown on the specifications page attached to the policy.

FUNDS: The mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Universal Life Account for contracts offered under this prospectus, currently, Fidelity's Variable Insurance Products Funds and their portfolios.

GENERAL ACCOUNT: All of our assets other than those in the Variable Universal Life Account or in other separate accounts established by us.

GROUP CONTRACT: A Variable Universal Life Insurance Policy issued to the contractholder.

GROUP SPONSOR: The employer, association or organization that is sponsoring a program of insurance for the group members.

GUARANTEED ACCOUNT: Assets other than the loan account value that are attributable to a policy and held in our general account.

GUARANTEED ACCOUNT VALUE: The sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, minus amounts transferred to the separate account or removed in connection with a partial surrender or policy loan and minus charges assessed against the guaranteed account value.

INDIVIDUAL INSURANCE: Insurance provided under a group contract or under an individual policy issued in connection with a group-sponsored insurance program on a group member or a member's spouse.

INSURED: The person whose life is covered by life insurance under a policy. This term may include a group member and a member's spouse.

ISSUE AGE:  The insured's age at his or her last birthday as of the issue date.

ISSUE DATE:  The effective date of an insured's coverage under a policy.

LOAN ACCOUNT: The portion of the general account attributable to policy loans under policies of this type.

LOAN ACCOUNT VALUE: Assets held in our general account as collateral for outstanding policy loans under a policy, together with accrued interest.

MATURITY DATE: The 95th birthday of the insured or a later birthday which is established for policies issued under the group-sponsored insurance program.

MEMBER:  An individual belonging to the group seeking insurance.

MONTHLY ANNIVERSARY: The first day of each calendar month on, or following, the issue date.

NET CASH VALUE: The account value of a policy less any outstanding policy loans and accrued policy loan interest charged and less any charges due. It is the amount an owner may obtain through surrender of the policy.

OWNER: The owner of a policy, as designated in the application or as subsequently changed. An owner may be changed as set forth in the policy and this prospectus.

POLICY: Either the certificate or the individual policy offered by us and described in this prospectus.

POLICY ANNIVERSARY: The same day and month in each succeeding year as the policy date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The policy anniversary is shown on the specifications page attached to the policy.

POLICY DATE: The first day of the calendar month on, or following, the issue date. This is the date from which policy years and policy months are measured.

POLICY MONTH:  A calendar month.

POLICY YEAR: A period of one year measured from the policy date and from each successive policy anniversary.

SEPARATE ACCOUNT: Minnesota Life Variable Universal Life Account, a separate investment account, the investment experience of which is separate from that of our general account and our other assets.

SEPARATE ACCOUNT VALUE:  The sum of all sub-account values.

SUB-ACCOUNT VALUE: The number of units of a sub-account credited to a policy times the current unit value for that sub-account.

UNIT: An accounting device used to determine the interest of a policy in a sub-account of the Variable Universal Life Account.

VALUATION DATE:  Each date on which a Fund portfolio is valued.

VALUATION PERIOD: The period between successive valuation dates measured from the time of one determination to the next.

VIP: Fidelity's Variable Insurance Products Funds, are account options which are investment alternatives of the Variable Universal Life Account.

WE, OUR, US:  Minnesota Life Insurance Company.

SUMMARY

     The following summary is designed to answer certain general questions concerning the policy and to give a brief overview of the more significant policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus.

WHAT IS A UNIVERSAL LIFE INSURANCE POLICY?
     A universal life insurance policy is an adjustable benefit life insurance policy. It allows for the accumulation of cash values while the policy's life insurance coverage remains in force and permits the flexible payment of premiums. An adjustable benefit policy has a stated face amount of insurance payable in the event of the death of the insured, which is supported by the deduction of specified monthly charges from the cash values. This amount of insurance may be increased or decreased by the owner of the policy, without the necessity of issuing a new policy for that owner. There are limitations to these changes and we may require evidence of insurability before requested increases go into effect. In addition, the coverage for an insured is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance policies). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as monthly charges may be deducted from the existing balance in the policy's net cash values. Subject to restrictions described herein, an owner may also make payments in excess of that minimum amount required to keep a policy in force. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.
     A universal life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Such a policy may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage.

WHAT MAKES THE POLICY "VARIABLE"?
     The policy is termed "variable" because unlike a universal life policy which provides for the accumulation of policy values at fixed rates determined by the insurance company, variable universal life insurance policy values may be invested in a separate account of ours called the Minnesota Life Variable Universal Life Account ("separate account"). The sub-accounts of the separate account invest in corresponding portfolios of the Funds. Thus, the owner's account value, to the extent invested in the sub-account of the separate account, will vary with the positive or negative investment experience of the corresponding portfolios of the Funds.
     The account values of the policies, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's investment in the policy. The policy also offers the owner the opportunity to have the account value appreciate more rapidly than it would under comparable fixed benefit policies by virtue of favorable investment performance. In addition, under some policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.
     Subject to the limitations in the policy and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the policy's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under the heading "The Guaranteed Account."

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?
     Premiums under the contracts offered by this prospectus may be invested in 18 sub-accounts, each of which invests in a portfolio of a Fund. The group sponsor may select which sub-accounts that invest in portfolios of the Funds will be made available to owners under its insurance program.
     The following is a list of the Funds' Portfolios:

     VIP Aggressive Growth Portfolio: Initial
      Class Shares
     VIP Asset Manager Portfolio: Initial
      Class Shares
     VIP Asset Manager: Growth Portfolio:
      Initial Class Shares
     VIP Balanced Portfolio: Initial
      Class Shares
     VIP Contrafund(R) Portfolio: Initial
      Class Shares
     VIP Dynamic Capital Appreciation
      Portfolio: Initial Class Shares
     VIP Equity-Income Portfolio: Initial
      Class Shares
     VIP Growth Portfolio: Initial Class Shares
     VIP Growth & Income Portfolio: Initial
      Class Shares
     VIP Growth Opportunities Portfolio: Initial  Class Shares
     VIP High Income Portfolio: Initial
      Class Shares
     VIP Index 500 Portfolio: Initial
      Class Shares
     VIP Investment Grade Bond Portfolio:
      Initial Class Shares
     VIP Mid Cap Portfolio: Initial
      Class Shares
     VIP Money Market Portfolio: Initial
      Class Shares
     VIP Overseas Portfolio: Initial
      Class Shares
     VIP Value Portfolio: Initial Class Shares
     VIP Value Strategies Portfolio: Initial
      Class Shares

There is no assurance that any portfolio will meet its objectives. Additional information concerning investment objectives may be found in the accompanying prospectus of the Funds.

HOW CAN NET PREMIUMS BE ALLOCATED?
     In the initial application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the policy and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts and the guaranteed account, subject to the limitations in the policy and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?
     We offer two death benefit options under the policy. Under "Option A", a level death benefit, the death benefit is the face amount of the policy. Under "Option B", a variable death benefit, the death benefit is the face amount of the policy plus the net cash value. So long as a policy remains in force and there are no policy loans, the minimum death benefit under either option will be at least equal to the current face amount. The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding policy loans and accrued policy loan interest charged determined as of the date of death. The group sponsor will select one death benefit option of the two we offer for all policies in a single group-sponsored program. Once selected, a death benefit option under a policy shall remain unchanged.
     There is a minimum initial face amount for the policy which is stated on the specifications page of the policy. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

TO WHOM DO WE PAY DEATH BENEFITS?
     Death benefit proceeds will be paid to the named beneficiary when the insured under a policy dies. Benefits under the policy may be paid in a single sum or under an elected settlement option.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?
     Yes. The net cash value, subject to the limitations in the policy and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used to provide:
-   retirement income,
-   as collateral for a policy loan,
- to continue some amount of insurance protection without payment of premiums or
-   to obtain cash by surrendering the policy in full or in part.
     The owner may borrow, as a policy loan, an amount up to 90 percent of the owner's account value less any loan account value. Each alternative for accessing the owner's account value may be subject to conditions described in the policy or under the heading "Account Values" of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THE POLICY?
     We assess certain charges against each premium payment and the account values under each policy and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the policies are fully described under the heading "Charges" of this prospectus. The specific charges are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.
     For a discussion of interest charged on policy loans, see the section titled "Policy Loans."

  PREMIUM EXPENSE CHARGES
     Premium expense charges vary based on the group-sponsored insurance program under which the policy is issued. We may deduct from premium paid, a percentage of premium for a SALES CHARGE, not to exceed 5 percent, and a percentage of premium for a PREMIUM TAX CHARGE, not to exceed 4 percent. We will also deduct a percentage of premium as a FEDERAL TAX CHARGE to recover a portion of our estimated cost for the federal income tax treatment of deferred acquisition costs. If a policy is considered an individual policy under the Omnibus Budget Reconciliation Act, as amended, ("OBRA") the charge will not exceed 1.25 percent of premium. If a policy is considered to be a group policy under OBRA, the charge will not exceed 0.25 percent of premium (for group-sponsored programs implemented prior to April 1, 2000) or 0.35 percent of premium (for group-sponsored programs implemented on or after April 1, 2000).

  ACCOUNT VALUE CHARGES
     The charges deducted as part of the MONTHLY DEDUCTION vary based on the group-sponsored insurance program under which the policy is issued. Each month, we may deduct from a policy's account value the sum of the following applicable items:
-   an administration charge;
-   a cost of insurance charge; and

-   the cost of any additional insurance benefits provided by rider.
     The administration charge will never exceed $4 per month. Additional information is provided under the heading "Monthly Deduction."
     For policies under some group-sponsored insurance programs, a PARTIAL SURRENDER TRANSACTION CHARGE will be assessed against the net cash value to cover administrative processing costs. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn.
     There is currently no TRANSFER CHARGE assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

  SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE against the separate account assets on a daily basis. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. This annual rate is based on the actuarial risk associated with the group that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
     We reserve the right to deduct a charge against the separate account assets, or make other provisions, for any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes. No such charge or provision is made at the present time.

  FUND CHARGES
     Shares of the Funds are purchased for the separate account at their net asset value, which reflects ADVISORY FEES (ALSO KNOWN AS MANAGEMENT FEES) AND EXPENSES which are assessed against the net asset value of each of the portfolios of the Funds.
     The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to VIP. For more information about the VIP Funds, see the prospectus of the Variable Insurance Products Funds which accompanies this prospectus.
     In addition to the investment advisory fees, other direct expenses are charged against the assets of the Funds.
     The advisory fees for VIP are made pursuant to a contractual agreement between VIP and Fidelity Management & Research Company ("FMR").

     (Unless otherwise noted, expenses are shown as of December 31, 2001, and are shown as a percentage of average daily net assets for the described Portfolios.)

                                                                                    Total Annual Fund
                                                                                    Operating Expenses
                                                                                     Without Waivers,
                                                              Advisory    Other       Reductions or
                                                                Fee      Expenses     Reimbursements
                                                              --------   --------   ------------------
  VIP Aggressive Growth Portfolio: Initial Class............   0.63%      2.37%           3.00%(1)(4)
  VIP Asset Manager Portfolio: Initial Class................   0.53%      0.11%           0.64%(1)
  VIP Asset Manager: Growth Portfolio: Initial Class........   0.58%      0.15%           0.73%(1)
  VIP Balanced Portfolio: Initial Class.....................   0.43%      0.14%           0.57%(1)
  VIP Contrafund(R) Portfolio: Initial Class................   0.58%      0.10%           0.68%(1)
  VIP Dynamic Capital Appreciation Portfolio: Initial
    Class...................................................   0.58%      3.01%           3.59%(1)(3)
  VIP Equity-Income Portfolio: Initial Class................   0.48%      0.10%           0.58%(1)
  VIP Growth Portfolio: Initial Class.......................   0.58%      0.10%           0.68%(1)
  VIP Growth & Income Portfolio: Initial Class..............   0.48%      0.10%           0.58%(1)
  VIP Growth Opportunities Portfolio: Initial Class.........   0.58%      0.11%           0.69%(1)
  VIP High Income Portfolio: Initial Class..................   0.58%      0.13%           0.71%(1)
  VIP Index 500 Portfolio: Initial Class....................   0.24%      0.11%           0.35%(2)
  VIP Investment Grade Bond Portfolio: Initial Class........   0.43%      0.11%           0.54%
  VIP Mid Cap Portfolio: Initial Class......................   0.58%      0.11%           0.69%(1)
  VIP Money Market Portfolio: Initial Class.................   0.18%      0.10%           0.28%
  VIP Overseas Portfolio: Initial Class.....................   0.73%      0.19%           0.92%(1)
  VIP Value Portfolio: Initial Class........................   0.58%      6.53%           7.11%(1)(5)
  VIP Value Strategies Portfolio: Initial Class.............   0.58%(6)   0.26%(6)        0.84%(7)

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(2) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

(3) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.50%, respectively.

(4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.63%, 0.87% and 1.50%, respectively.

(5) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.50%, respectively.

(6) The annual class operating expenses provided are based on estimated expenses.

(7) Effective February 20, 2002, the fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by the fund's manager at any time.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?
     We believe that the owner's policy should qualify as a life insurance contract for federal income tax purposes. Assuming that a policy qualifies as a life insurance contract for federal income tax purposes, the benefits under policies described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance policies. Therefore, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. The owner should not be in constructive receipt of the net cash values of the policy until actual distribution.
     Under recent legislation the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. Any amounts received by the owner, such as experience credits, loans and amounts received from partial or total surrender of the policy will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except:
-   where the distribution or loan is made on or after the owner attains age 59
    1/2,
-   is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.
     A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A policy would be a modified endowment contract if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing account value.

CAN THE OWNER RETURN THE POLICY?
     For a limited time after the application for the policy and its delivery, the policy may be returned for a refund of all premium payments within the terms of its "free look" or right of cancellation provision.

                                                 CONDENSED FINANCIAL INFORMATION

     The financial statements of Minnesota Life Insurance Company and of the Minnesota Life Variable Universal Life Account sub-accounts that are available to contracts offered under this prospectus may be found in this prospectus. No financial information is shown for the VIP Value and VIP Value Strategies sub-accounts as they were not available until after May 1, 2002.
     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .50 percent on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .50 percent on an annual basis) included in this prospectus.

                                        2001     2000     1999     1998     1997     1996
                                       ------   ------   ------   ------   ------   ------
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of
     period..........................   $2.04    $2.20    $1.78    $1.37    $1.11    $1.00(a)
  Unit value at end of period........   $1.79    $2.04    $2.20    $1.78    $1.37    $1.11
  Number of units outstanding at end
     of period.......................  81,509   66,067   58,764   45,878   31,208   30,361
Fidelity VIP Equity-Income
  Sub-Account:
  Unit value at beginning of
     period..........................   $1.72    $1.59    $1.51    $1.36    $1.06    $1.00(a)
  Unit value at end of period........   $1.63    $1.72    $1.59    $1.51    $1.36    $1.06
  Number of units outstanding at end
     of period.......................  91,292   76,178   60,829   43,536   33,024   30,306
Fidelity VIP High Income Sub-Account:
  Unit value at beginning of
     period..........................   $0.99    $1.28    $1.19    $1.25    $1.07    $1.00(a)
  Unit value at end of period........   $0.87    $0.99    $1.28    $1.19    $1.25    $1.07
  Number of units outstanding at end
     of period.......................  73,647   58,102   51,158   39,421   31,854   29,956

     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .25 percent on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .25 percent on an annual basis) included in this prospectus.

                                        2001        2000       1999      1998      1997
                                      ---------   ---------   -------   -------   -------
Fidelity VIP Aggressive Growth Sub-
  Account:
  Unit value at beginning of
     period.........................      $1.00(d)
  Unit value at end of period.......      $0.86
  Number of units outstanding at end
     of period......................     34,071
Fidelity VIP Asset Manager Sub-
  Account:
  Unit value at beginning of
     period.........................      $0.98       $1.00(b)
  Unit value at end of period.......      $0.94       $0.98
  Number of units outstanding at end
     of period......................    404,774     379,359

                                        2001        2000       1999      1998      1997
                                      ---------   ---------   -------   -------   -------
Fidelity VIP Asset Manager: Growth
  Sub-Account:
  Unit value at beginning of
     period.........................      $0.91       $1.00(b)
  Unit value at end of period.......      $0.84       $0.91
  Number of units outstanding at end
     of period......................  1,045,013   1,012,078
Fidelity VIP Balanced Sub-Account:
  Unit value at beginning of
     period.........................      $0.99       $1.00(b)
  Unit value at end of period.......      $0.97       $0.99
  Number of units outstanding at end
     of period......................    195,621     199,008
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of
     period.........................      $1.81       $1.95     $1.57     $1.21     $1.00(c)
  Unit value at end of period.......      $1.59       $1.81     $1.95     $1.57     $1.21
  Number of units outstanding at end
     of period......................  2,068,881   1,906,928   159,230   121,035    81,894
Fidelity VIP Dynamic Capital
  Appreciation Sub-Account:
  Unit value at beginning of
     period.........................      $1.00(d)
  Unit value at end of period.......      $0.80
  Number of units outstanding at end
     of period......................     15,385
Fidelity VIP Equity-Income Sub-
  Account:
  Unit value at beginning of
     period.........................      $1.59       $1.47     $1.39     $1.25     $1.00(c)
  Unit value at end of period.......      $1.51       $1.59     $1.47     $1.39     $1.25
  Number of units outstanding at end
     of period......................    765,716     657,182   212,788   188,227   156,865
Fidelity VIP Growth Sub-Account:
  Unit value at beginning of
     period.........................      $0.90       $1.00(b)
  Unit value at end of period.......      $0.74       $0.90
  Number of units outstanding at end
     of period......................  6,319,965   5,716,243
Fidelity VIP Growth & Income Sub-
  Account:
  Unit value at beginning of
     period.........................      $1.03       $1.00(b)
  Unit value at end of period.......      $0.93       $1.03
  Number of units outstanding at end
     of period......................    978,238     904,606
Fidelity VIP Growth Opportunities
  Sub-Account:
  Unit value at beginning of
     period.........................      $0.90       $1.00(b)
  Unit value at end of period.......      $0.77       $0.90
  Number of units outstanding at end
     of period......................  1,282,667   1,191,260
Fidelity VIP High Income
  Sub-Account:
  Unit value at beginning of
     period.........................      $0.92       $1.20     $1.11     $1.16     $1.00(c)
  Unit value at end of period.......      $0.81       $0.92     $1.20     $1.11     $1.16
  Number of units outstanding at end
     of period......................    547,827     437,358    80,294    30,421    23,732

                                        2001        2000       1999      1998      1997
                                      ---------   ---------   -------   -------   -------
Fidelity VIP Index 500 Sub-Account:
  Unit value at beginning of
     period.........................      $0.94       $1.00(b)
  Unit value at end of period.......      $0.82       $0.94
  Number of units outstanding at end
     of period......................  1,823,236   1,615,747
Fidelity VIP Investment Grade Bond
  Sub-Account:
  Unit value at beginning of
     period.........................      $1.10       $1.00(b)
  Unit value at end of period.......      $1.19       $1.10
  Number of units outstanding at end
     of period......................    349,527     132,963
Fidelity VIP Mid Cap Sub-Account:
  Unit value at beginning of
     period.........................      $1.19       $1.00(b)
  Unit value at end of period.......      $1.15       $1.19
  Number of units outstanding at end
     of period......................  3,229,670   3,119,796
Fidelity VIP Money Market Sub-
  Account:
  Unit value at beginning of
     period.........................      $1.04       $1.00(b)
  Unit value at end of period.......      $1.08       $1.04
  Number of units outstanding at end
     of period......................    380,158     245,267
Fidelity VIP Overseas Sub-Account:
  Unit value at beginning of
     period.........................      $0.86       $1.00(b)
  Unit value at end of period.......      $0.68       $0.86
  Number of units outstanding at end
     of period......................  3,001,822   2,779,152

------------
(a) Period from May 1, 1996 to December 31, 1996.
(b) The information for the sub-account is shown for the period May 1, 2000, commencement of operations, to December 31, 2000.
(c) The information for the sub-account is shown for the period January 29 to December 31, 1997.
(d) The information for the sub-account is shown for the period May 1, 2001, commencement of operations, to December 31, 2001.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY
     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE UNIVERSAL LIFE ACCOUNT
     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the separate account. The separate account meets the definition of a "separate account" under the federal securities laws.
     We are the legal owner of the assets in the separate account. The obligations to policy owners and beneficiaries arising under the policies are general corporate obligations of Minnesota Life and thus our general assets back the policies. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.
     The separate account has 18
sub-accounts available under the contracts offered by this prospectus. Each sub-account invests in shares of a corresponding portfolio of the Funds. Not all of the portfolios of the Funds may be available for investment by the separate account.
     The separate account currently invests in Fidelity's Variable Insurance Products Funds.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
     VIP has 18 portfolios which are available to the Variable Universal Life Account. They are Aggressive Growth Portfolio, Asset Manager Portfolio, Asset
Manager: Growth Portfolio, Balanced Portfolio, Contrafund Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Value Portfolio and Value Strategies Portfolio. There is no guaranteed minimum value associated with the separate account and its sub-accounts. VIP issues its initial class shares, continually and without sales charge, only to us and to separate accounts of other insurance companies, both affiliated and unaffiliated with the investment adviser of VIP.

     The investment adviser of VIP is Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts. FMR handles the business affairs and, with the assistance of affiliates for certain portfolios, chooses the investments for VIP (except Index 500). Bankers Trust Company ("BT"), 130 Liberty Street, New York, New York 10006, serves as a sub-adviser and custodian for Index 500. BT chooses the fund's investments. BT is a wholly-owned subsidiary of Bankers Trust Corporation. Fidelity Management & Research ("U.K.") Inc., in London, England serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, High Income, Value and Value Strategies. Fidelity Management Research Far East, Inc., in Tokyo, Japan serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, High Income, Value, and Value Strategies. Fidelity International Investment Advisers in Pembroke, Bermuda, serves as a sub-adviser for Overseas. Fidelity International Investment Advisers ("U.K.") Limited, in London, England, serves as a sub-adviser for Overseas. Fidelity Investments Money Management, Inc. ("FIMM") in Merrimack, New Hampshire, serves as a sub-adviser for Investment Grade Bond and Money Market. FIMM is primarily responsible for choosing investments for Investment Grade Bond and Money Market. FIMM also serves as a sub-adviser for Balanced Asset Manager, and Asset Manager:
Growth. FIMM is responsible for choosing certain types of investments for Balanced, Asset Manager, and Asset Manager Growth. Fidelity Investments Japan Limited ("FIJ"), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, High Income, Value, and Value Strategies. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.
     The assets of each portfolio are separate from the others and each has different investment objectives and policies. Therefore, each portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of any other portfolio. All dividends and capital gains distributions from each portfolio are automatically reinvested in shares of that portfolio at net asset value.
     For more information about VIP and the portfolios, see the prospectus for Fidelity's Variable Insurance Products Funds.

ADDITIONS, DELETIONS OR SUBSTITUTIONS
     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.
     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.
     We reserve the right to transfer assets of the separate account as determined by us to be associated with the policies to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.
     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     Shares of VIP are sold to other life insurance companies' separate accounts for the purpose of funding other variable annuity and variable life insurance contracts.
     It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously.

THE GUARANTEED ACCOUNT
     The owner may allocate net premiums and may transfer net cash values in the policy, subject to the limitations in the policy and this prospectus, to our guaranteed account.
     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
     This prospectus describes a Variable Universal Life Insurance Policy and is generally intended to serve as a disclosure document only for the aspects of the policy relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the policy and the summary information provided immediately below.

GENERAL DESCRIPTION Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of policy loans, which is attributable to the policy described herein and others of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.
     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Amounts allocated to or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the heading "Transfers."

GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the policy's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.
     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value in the guaranteed account. However, the loan account value will be credited interest at a rate which is not less than 6 percent per annum.

                                                    INFORMATION ABOUT THE POLICY

APPLICATIONS AND POLICY ISSUE
     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a policy under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of an application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a policy insuring an eligible member under a group-sponsored program must complete the appropriate application for life insurance and submit it to our home office. If the policy is approved, we will issue to the group sponsor either a certificate or an individual policy to give to the owner. The issue of a group contract or individual policy and their associated forms is always subject to the approval of those documents for use by state insurance regulatory authorities.
     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.
     A policy will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

POLICY PREMIUMS
     A premium must be paid to put a policy in force, and may be remitted to us by the group sponsor on behalf of the owner. The initial premium for a policy must cover the premium expense charges and the first month's deductions. Premiums paid after the initial premium may be in any amount subject to the limitations described in this prospectus. A premium must also be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the policy in force.
     When the policy is established, the policy's specifications page may show premium payments scheduled and the amounts of those payments. However, under the policy, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the policy to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. The owner may also skip premium payments scheduled. Therefore, unlike traditional insurance policies, a policy does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.
     Failure of a group sponsor to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the policy from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy.") The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or policy. (See "Continuation of Group Coverage.")

PREMIUM LIMITATIONS After the payment of the initial premium and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the policy. Since the policy permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status.") When we receive the application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the owner's policy, whether it will result in the owner's policy being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the owner's policy with each premium payment to determine whether the policy has attained this tax status. If we determine that the policy has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the policy maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the policy year to avoid the policy being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds.
     The owner makes the selection of the sub-accounts and/or the guaranteed account on the application for the policy. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The allocation to the guaranteed account or to any sub-account of the separate account must be at least 10 percent of the net premium.
     For group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts for a period of ten days after policy issue or policy change to reduce market risk during the "free look" period. Net premiums will be allocated to the VIP Money Market sub-account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of ten days after policy issue or policy change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the VIP Money Market sub-account until the end of the period.
     We reserve the right to restrict the allocation of net premiums to the guaranteed account for policies under some group-sponsored insurance programs. For these policies, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the policy.

LAPSE Unlike traditional life insurance policies, the failure to make a premium payment following the payment of the premium which puts the policy into force will not itself cause a policy to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.
     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the policy will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any policy's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the policy in force and the date the premium is due. If we do not receive the required amount within the grace period, the policy will lapse and terminate. The grace period does not apply to the first premium payment.

REINSTATEMENT A lapsed policy may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the policy up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any policy loans and policy loan interest charged is not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.
     The amount of account value on the date of reinstatement will be equal to the amount of any policy loans and policy loan interest charged reinstated increased by the net premiums paid at the time of reinstatement.
     The effective date of reinstatement will be the date we approve the application for reinstatement. There will be a full monthly deduction for the policy month that includes that date.

DEATH BENEFIT
     If the policy is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the policy based on the death benefit option elected by the contractholder.
     The group sponsor must choose one of two death benefit options for all participants under the group-sponsored program. Once elected, the death benefit option under a policy shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the policy as long as the policy remains in force and there are no policy loans. The face amount elected must be at least the minimum stated on the specifications page of the policy.

OPTION A  Under Option A, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; less
(3) any outstanding policy loans and accrued policy loan interest charged; less
(4) any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B  Under Option B, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
(3) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; plus
(4) any monthly deductions taken under the certificate since the date of death; less
(5) any outstanding policy loans and accrued policy loan interest charged; less
(6) any unpaid monthly deductions determined as of the date of the insured's death.
     At issue, the group sponsor must choose between two tests that may be used to determine if a policy qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a policy, it shall remain unchanged for that policy. The two tests are the Guideline Premium Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702.
     The Cash Value Accumulation Test requires that the death benefit must be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid, in addition to requiring that the death benefit must be greater than the account value times a specified percentage. Under either test, the policy will be tested when premiums are paid, at the end of each month and at death, for compliance to the test chosen for that policy. Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/ Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.
     For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

ATTAINED         APPLICABLE
  AGE            PERCENTAGE
--------         ----------
   35              432.4%
   45              310.2
   55              226.9
   65              171.8
   75              137.5

     For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

             APPLI-                APPLI-                 APPLI-
             CABLE                 CABLE                  CABLE
 ATTAINED   PERCENT-   ATTAINED   PERCENT-   ATTAINED    PERCENT-
   AGE        AGE        AGE        AGE        AGE         AGE
----------  --------   --------   --------   --------    --------
40 & below    250%        54        157%        68         117%
    41        243         55        150         69         116
    42        236         56        146         70         115
    43        229         57        142         71         113
    44        222         58        138         72         111
    45        215         59        134         73         109
    46        209         60        130         74         107
    47        203         61        128       75-90        105
    48        197         62        126         91         104
    49        191         63        124         92         103
    50        185         64        122         93         102
    51        178         65        120         94         101
    52        171         66        119         95         0
    53        164         67        118

     Several factors that may influence the premium limit under the Guideline Premium/ Cash Value Corridor Test include: the current and past face amounts of the policy, the policy year, the age at policy issue, the age at any face amount change, and underwriting class of the insured as well as the charges under the policy. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your policy for this test. If you pay up to the maximum premium amount your policy may be qualified as a modified endowment contract. (See "Federal Tax Status.")

CHANGE IN FACE AMOUNT
     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a policy. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges.") In addition, a change in the face amount of a policy may result in a material change in the policy that may cause it to become a modified endowment contract. More information on this subject and possible federal income tax consequences of this result is provided under the heading "Federal Tax Status."

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.
     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's policy. (See "Free Look.")

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specification page which is attached to the owner's policy. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the policy would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS
     The amount payable as death proceeds upon the insured's death will be the death benefit under the option elected by the group sponsor. The death benefit proceeds will also include any amounts payable under any riders.
     If a rider permitting the accelerated payment of death benefit proceeds has been added to the policy, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon death of the insured. (See "Additional Benefits.")
     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. (See "Postponement of Payments.") Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of death benefit proceeds. Interest will also be paid on any charges taken under the policy since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.
     Death benefit proceeds will be paid to the surviving beneficiary specified on the application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.
     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options.")
     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES
     The policy provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the policy. The owner may borrow against the policy's loan value and may surrender the policy in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.
     We will send the owner a report each year advising the owner of the policy's account values, the face amount and the death benefit as of the date of the report. It will also summarize policy transactions during the year, including premiums paid and their allocation, policy charges, policy loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.
     Also, upon request made to us at our home office, we will provide information on the account value of a policy to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see "General Matters Relating to the Policy" for a detailed discussion), loan repayments, policy loan interest credits and transfers into the guaranteed account. This amount will be reduced by any policy loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the policy at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the policy without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE The policy's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a policy by the current sub-account unit value. A unit is a measure of a policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.
     Once determined, the number of units credited to the owner's policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, policy experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's policy will be decreased by policy charges to the sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a policy surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this policy which is assessed at the annual rate stated on the specifications page of the policy against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:
(1) the net asset value per share of a share held by the Funds in the sub-account of the separate account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gains distribution by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of the share of the Funds held in the sub-account determined at the end of the preceding valuation period.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.
     Although the account value for each policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations as of the date of the insured's death and on a policy adjustment, surrender, or lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against the owner's account value, namely the administration charge and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.
     To illustrate the operation of the policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Account Values and Death Benefits."

POLICY LOANS
     The owner may borrow from us using only the policy as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding policy loans plus accrued policy loan interest charged. A loan taken from, or secured by a policy, may have federal income tax consequences. (See "Federal Tax Status.") The maximum loan amount is determined as of the date we receive the owner's request for a loan.
     Any policy loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the policy loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A policy loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.
     If a policy enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the policy in force. We will give the owner notice of our intent to terminate the policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will be 8 percent per year. Interest charged will be based on a daily rate, which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.
     The outstanding loan balance will increase as the interest charged on the policy loan accrues. The net cash value will decrease as the outstanding loan balance increases. Interest is due at the end of the policy month. If the owner does not pay in cash the interest accrued at the end of the policy month, this unpaid interest will be added to the amount of the policy loan. The new loan will be subject to the same rate of interest as the loan in effect.
     Interest is also credited to the amount of the policy loan in the loan account value. Interest credits on a policy loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

POLICY LOAN REPAYMENTS If the owner's policy is in force, the owner's loan can be repaid in part or in full at any time before the insured's death. The owner's loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the policy. Any loan repayment must be at least $100 unless the balance due is less than $100.
     Loan repayments may only be allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the policy on such transfers. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior policy month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.
     A policy loan, whether or not it is repaid, will have a permanent effect on the account value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made. For an example of the effect of a policy loan on a policy and its death benefit, please see Appendix B, "Policy Loan Example."

SURRENDER AND PARTIAL SURRENDER
     The owner may also request a surrender or a partial surrender of the policy at any time while the insured is living. To make a surrender, the owner sends us a written request for its surrender. The owner is then paid the net cash value of the policy, computed as of the end of the valuation period during which we receive the surrender request at our home office. That payment can be in cash or, at the option of the owner, can be applied on a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status.")
     A partial surrender of the net cash value of the policy is also permitted in any amount equal to at least the minimum established for policies under the group-sponsored insurance program. The minimum will never exceed $500.
     The amount of the partial surrender cannot exceed the maximum established for policies under the group-sponsored insurance program. The maximum will be either:
(1) (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding policy loans plus accrued policy loan interest charged; or
(2) 100% of the net cash value.
     The maximum will be identified in the policy.
     We reserve the right to limit the number of partial surrenders to one per policy month. A partial surrender will cause a decrease in the face amount equal to the amount surrendered if the policy has a level death benefit (Option A). A partial surrender has no effect on the face amount of an Option B death benefit. However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.
     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We will tell the owner, on request, what amounts are available for a partial surrender under the policy.
     A transaction charge will be assessed against the net cash value in connection with a partial surrender for policies under some group-sponsored insurance programs. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to each other and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.
     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the policy.

TRANSFERS
     The policy allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for policies that allow for premium allocations to the guaranteed account. Transfers may be requested in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.
     There are restrictions to such transfers. The amount to be transferred to or from a sub-account or the guaranteed account must be at least $250. If the balance is less than $250, the entire sub-account value or the guaranteed account value must be transferred. If a transfer would reduce the sub-account value from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account value in the amount transferred. We also reserve the right to limit the number of transfers to one per policy month.
     There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the policies do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.
     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts is limited to 20 percent (or $250 if greater) of the guaranteed account balance. Transfers to or from the guaranteed account are limited to one such transfer per policy year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us postmarked in the 30-day period before or after the last day of the policy anniversary. Requests for such transfers which meet these conditions would be effective after we approve them at our home office.
     For transfers from the sub-accounts of the separate account, we will credit and cancel units on the basis of sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.
     From time to time the separate account may receive a transfer request that Minnesota Life regards as disruptive to the efficient management of the sub-accounts of the separate account. This could be because of the timing of the request and the availability of settlement proceeds in federal funds in the underlying portfolio of the fund, the size of the transfer amount involved or the trading history of the investor.
     A transfer or exchange from one
sub-account to another is generally treated as a simultaneous sale of units currently held and the purchase of units where a new investment is desired. In the event that cumulative redemptions from a sub-account on a given day equal or exceed $5,000,000, and if the investment adviser of the underlying portfolio of the fund determines that selling securities to satisfy the redemptions could be harmful to the fund, some requested transfers or exchanges may be denied. In addition, any transfer request or requests affecting a particular sub-account which, individually or collectively with other transfer requests submitted by the owner of multiple individual policies or by the owners of certificates under a single group contract for that sub-account on a given day, equal or exceed $5,000,000 may be denied unless all such transfer requests are received by 12:00 p.m. Central time. In these events, the order of such redemptions from the fund will be as follows: all automatic exchanges (for example, dollar cost averaging), written transfer and exchange requests, faxed transfer and exchange requests, and electronic transfer and exchange requests (including telephone requests). Transfer and exchange requests will be processed in the order of receipt within their respective category. In no event will there be any limitation on redemptions in connection with surrenders, partial surrenders or loans. The owner will be notified when these limitations are imposed on a transfer request.
     In the event of disruptive circumstances which don't result in the denial of a request as outlined above, the size or timing of the transfer may make it impossible for the exchange to occur on the same day. In that event, the request for exchange will be treated as a request for a transfer of units on the date of the receipt of the request. The price of the new units will also be calculated on that day and that determination will be used as the basis for determining the number of units outstanding in the sub-account. However, the transfer of the redemption proceeds and the purchase of units, and shares in the new portfolio, will be accomplished only when federal funds are received from the sale to allow the purchase and sale without disruption. Should the transfer not be completed because of non-payment, Minnesota Life will reimburse the separate account for any decline in the price of the units to the time of the cancellation. Similarly, any fees or disbursements resulting from any legal action because of the non-payment will similarly be the liability of Minnesota Life. The owner will be notified when this limitation is imposed on a transfer request.
     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10, may be imposed in the future.
     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at (800) 843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is (651) 665-4827. We may make other electronic transfer capabilities available to policy owners under some group-sponsored programs. We will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves in electronic transactions through policy numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the policy owners with a written confirmation of the electronic transfers.
     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. We reserve the right to restrict the frequency of - or otherwise modify, condition, terminate or impose charges upon - electronic transfer privileges. For more information on electronic transfers, contact us.
     Although we currently intend to continue to permit transfers in the foreseeable future, the policy provides that we may modify the transfer privilege, by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion.

DOLLAR COST AVERAGING
     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the VIP Money Market sub-account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a policy will not have losses.
     To elect dollar cost averaging the owner must have at least $3,000 in the VIP Money Market sub-account. The automatic transfer amount from the VIP Money Market sub-account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.
     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the VIP Money Market sub-account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.
     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the VIP Money Market sub-account unless a transfer request is made.

FREE LOOK
     It is important to us that the owner is satisfied with the policy after it is issued. If the owner is not satisfied with it, the owner may return the policy to us within 10 days after the owner receives it. If the policy is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid.
     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new policy specifications page for the increase.
     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made, we will increase the policy's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY
     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group contract to an individual policy of life insurance with us subject to the following:
(1) The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
(2) The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
(3) If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.
     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

CONTINUATION OF GROUP COVERAGE
     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below are true as of the date eligibility ends:
(1) The group contract has terminated; or
(2) The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the policy is issued. The minimum will never be higher than $250.
     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CHARGES
     Charges will be deducted in connection with the policies to compensate us for providing the insurance benefits set forth in the policies, administering the policies, incurring expenses in distributing the policies and assuming certain risks in connection with the policies. Charges will vary based on the group-sponsored insurance program under which the policy is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. These charges for policies under a group-sponsored insurance program are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.

PREMIUM EXPENSE CHARGES
     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the policy. Sales charges vary based on the group-sponsored insurance program under which the policy is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).
     The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge or the cost of insurance charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the policy is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions. The state and/or jurisdiction in which a policy is issued may impose taxes that are higher or lower than the charge deducted under the policy. Accordingly, the charge for the policy may be higher or lower than the premium taxes actually imposed on the policy. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

FEDERAL TAX CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. For policies deemed to be group policies for purposes of OBRA, we make a charge against each premium payment to compensate us for the additional corporate taxes we pay for these policies. For group-sponsored programs implemented prior to April 1, 2000, the charge will not exceed 0.25 percent of premium. For group-sponsored programs implemented on or after April 1, 2000, the charge will not exceed 0.35 percent of premium. OBRA imposes a higher policy acquisition expense to be capitalized on policies deemed to be individual contracts under OBRA which results in significantly higher corporate income tax liability for those deemed individual contracts. Thus, under policies deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

ACCOUNT VALUE CHARGES
     The premium expense charges described above will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value. The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the policy will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the policy is issued. As of the policy date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's policy to cover certain charges and expenses incurred in connection with the policy. The monthly deduction will be the sum of the applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly deduction will be assessed against the guaranteed account value and the separate account value in the same proportion that those values bear to each other and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the policy.
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the policy each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the policies. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining policy records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the policies or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, the expected average policy size, and the features to be included in policies under the group-sponsored insurance program. This charge is not designed to produce a profit.
     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each policy month. The net amount at risk for a policy month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the policy or by changes in the account value.
     The cost of insurance rates are generally determined at the beginning of each policy year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in policies under the group-sponsored insurance program, experience of the group, changes in the expense structure, or a combination of these factors.
     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other policy charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.
     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group sponsor will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.
     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table"). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue policies that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

PARTIAL SURRENDER TRANSACTION CHARGE For policies under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.
     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for state premium taxes and federal taxes. No such charge or provision is made at the present time.

FUND CHARGES
     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees (also known as management fees) and expenses which are assessed against the net asset value of each of the portfolios of the Funds.
     The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to VIP. For more information about the Funds, see the prospectus of the Variable Insurance Products Funds which accompanies this prospectus.

GUARANTEE OF CERTAIN CHARGES
     We guarantee and will not increase the following charges for policies under a group-sponsored insurance program: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the federal tax charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition cost); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

ADDITIONAL BENEFITS
     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the policy by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the policy riders providing the additional benefits may vary from state to state, and the policy should be consulted. New benefit riders which are subsequently developed may be offered under some group-sponsored programs, and the terms of the riders will be identified in the policy. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

ACCELERATED BENEFITS AGREEMENT Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the agreement. Eligibility requirements and conditions for payment of accelerated benefits are also described in the agreement. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the Agreement. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the agreement may have tax consequences and the owner should seek assistance from a tax adviser.

WAIVER AGREEMENT Provides for the waiver of the monthly deductions while the insured is totally disabled, subject to certain limitations described in the rider agreement. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the policy will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILDREN'S RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, the child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.

SPOUSE AND CHILD RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the policy without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value.

GENERAL MATTERS RELATING TO THE POLICY
POSTPONEMENT OF PAYMENTS Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a policy with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer policy payments, including policy loans, for up to six months from the date of the owner's request, if such payments are based upon policy values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. For payments based on policy values which do depend on the investment performance of the separate account, we may defer payment only: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

THE POLICY The policy, the attached application, endorsements, any application for an increase in face amount and any application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the policy and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the policy. Any change to the policy must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the policy or to waive any of its provisions.

CONTROL OF POLICY The insured will be considered the owner of the policy unless another person is shown as the owner in the application. Ownership may be changed, however, by assigning the policy as described below. The owner is entitled to all rights provided by the policy, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the policy. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

BENEFICIARY The owner may name one or more beneficiaries on the application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the policy.
     If a beneficiary dies before the insured, that beneficiary's interest in the policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority:
(1) The insured's lawful spouse, if living; otherwise
(2) The personal representative of the insured's estate.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.
     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a policy will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.
     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.
     The proceeds of a policy may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the policy's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.
     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

(1) INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

(2) FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

(3) LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

(4) PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.
     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

POLICY CHANGES We reserve the right to limit the number of policy changes to one per policy year and to restrict such changes in the first policy year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a policy being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a policy is in conflict with the laws of the state governing the policy, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS To the extent permitted by law, neither the policy nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the insurance for any loss that is incurred more than two years after the policy date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the policy issue date where the policy replaces existing coverage.

ASSIGNMENT The policy may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the policy or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.
     If the insured is a Missouri citizen when the policy is issued, this provision does not apply on the issue date of the policy, or on the effective date of any increase in face amount, unless the insured intended suicide when the policy, or any increase in face amount, was applied for.
     If the insured is a citizen of Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:
(1) the monthly cost of insurance charges that were paid; and
(2) the monthly cost of insurance charges that should have been paid based on the insured's correct age.
     The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if this policy will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the policy is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.
     An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to each other and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. This report will show the policy's status on the policy anniversary. It will include the account value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the year, policy loan activity and the policy value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations where, in the absence of fraud or the non-payment of premiums, during any twelve month period, the aggregate specified face amount for all policies under the group contract or the number of policies under a group contract decrease by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, policies may be allowed to convert to individual coverage as described under the heading "Conversion Right to an Individual Policy."
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of, or notice to, any person claiming rights or benefits under the group contract. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates.

OTHER MATTERS

FEDERAL TAX STATUS
     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.
     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.
     Under Section 7702 of the Code, life insurance contracts such as the policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.
     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a policy issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a policy issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a policy to comply with Section 7702.
     In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the policy does not give you investment control over the separate account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the policy.
     In addition, the Code requires that the investments of the Variable Universal Life Account be "adequately diversified" in order to treat the policy as a life insurance contract for federal income tax purposes. We intend that the Variable Universal Life Account, through the Funds and the portfolios, will satisfy these diversification requirements.
     The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

     On the death of the insured, the death benefit provided by a policy will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. The owner is not currently taxed on any part of his or her interest until the owner actually receives cash from the policy. However, taxability may also be affected by the individual's contributions to the policy and prior policy activity. We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to the policy owner so long as your policy is not a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may also be adverse tax consequences when a policy with a policy loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.
     A surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the policy. An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the owner in order for the policy to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a policy or when benefits are paid at a policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the policy, the excess will generally be treated as ordinary income, subject to tax.
     It should be noted, however, that the tax treatment described above is not available for policies characterized as a modified endowment contract. In general, policies with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance policy during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life policy. If those cumulative premiums exceed the seven-pay life premiums, the policy is a modified endowment contract.
     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the policy). This tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, or is attributable to the policy owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.
     The modified endowment contract rules apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a policy that is received in exchange for a modified endorsement contract. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustments shall be made in determining whether such a policy meets the seven-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the policy. To date, no regulations under this provision have been issued. Certain reductions in benefits may also cause a policy to become a modified endowment contract.
     If a policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.
     Due to the policy's flexibility, classification of a policy as a modified endowment contract will depend upon the circumstances of each policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the policy would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a policy to determine whether that premium or change would cause the policy (or the new policy in the case of an exchange) to be treated as a modified endowment contract.
     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.
     Generally, interest paid on any loan under a life insurance contract is not deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the policy may result in taxable income and/or tax penalties.
     The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each policy owner or beneficiary. A competent tax adviser should be consulted for further information.
     It should be understood that the foregoing description of the federal income tax consequences under the policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy may want to consult a tax adviser.
     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

DIRECTORS AND PRINCIPAL OFFICERS OF MINNESOTA LIFE

      Directors                              Principal Occupation
      ---------                              --------------------
Anthony L. Andersen      Retired since November 1999, prior thereto Chair-Board of
                         Directors, H. B. Fuller Company, St. Paul, Minnesota
                         (Adhesive Products)
Richard H. Anderson      Chief Executive Officer, Northwest Airlines, Inc. since
                         February 2001; prior thereto for more than five years
                         Executive Vice President and Chief Operating Officer
John F. Grundhofer       Chairman, U.S. Bancorp, Minneapolis, Minnesota (Banking)
Robert E. Hunstad        Executive Vice President, Minnesota Life Insurance Company
Reatha C. King, Ph.D.    President and Executive Director, General Mills Foundation,
                         Minneapolis, Minnesota
Dennis E. Prohofsky      Executive Vice President, General Counsel and Secretary,
                         Minnesota Life Insurance Company
Robert L. Senkler        Chairman of the Board, President and Chief Executive
                         Officer, Minnesota Life Insurance Company
Michael E. Shannon       Retired since December 1999, prior thereto for more than
                         five years Chairman, Chief Financial and Administrative
                         Officer, Ecolab Inc., St. Paul, Minnesota (Develops and
                         Markets Cleaning and Sanitizing Products)
William N. Westhoff      Senior Vice President and Treasurer, Minnesota Life
                         Insurance Company since April 1998, prior thereto from
                         August 1994 to October 1997, Senior Vice President, Global
                         Investments, American Express Financial Corporation,
                         Minneapolis, Minnesota

     Principal Officers (other than Directors)

        Name                                       Position
        ----                                       --------
John F. Bruder           Senior Vice President
Keith M. Campbell        Senior Vice President
James E. Johnson         Senior Vice President
Gregory S. Strong        Senior Vice President and Chief Financial Officer
Randy F. Wallake         Executive Vice President

     Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.

VOTING RIGHTS
     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding portfolio of the Funds. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all policies participating in the separate account. Each owner having a voting interest will receive proxy material, reports and other material relating to the Funds.
     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

DISTRIBUTION OF POLICIES
     The policies will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.
     Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a policy is done in accordance with our rules and standards.
     Commissions to registered representatives on the sale of policies will be premium-based, asset-based or a fixed amount. Commissions for policies under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.
     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.
     In addition, Securian Financial or Minnesota Life will pay, based uniformly on the sales of the policies by registered representatives, credits which allow registered representatives (agents) who are responsible for sales of the policies to attend conventions and other meetings sponsored by Minnesota Life or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Life and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees, etc. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of 25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

LEGAL MATTERS
     Legal matters in connection with federal securities laws applicable to the issue and sale of the policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Suite 410 East, Washington, D.C. 20007-5215. All other legal matters, including the right to issue such policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Assistant General Counsel of Minnesota Life.

LEGAL PROCEEDINGS
     As an insurance company, we are ordinarily involved in litigation. Minnesota Life is of the opinion that such litigation is not material with respect to the policies or the separate account.

EXPERTS
     The separate financial statements of Minnesota Life Variable Universal Life Account and the consolidated financial statements of Minnesota Life included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.
     Actuarial matters included in this prospectus have been examined by Brian
C. Anderson, FSA, Actuary of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT
     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, and the policies. Statements contained in this prospectus as to the contents of policies and other legal instruments are summaries, and reference is made to such instruments as filed.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

     We have audited the accompanying statements of assets and liabilities of the Fidelity VIP Money Market, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Growth & Income, and Fidelity VIP Mid-Cap, Fidelity Dynamic Capital Appreciation and Fidelity VIP Aggressive Growth Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fidelity VIP Money Market, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Growth & Income, and Fidelity VIP Mid-Cap, Fidelity Dynamic Capital Appreciation and Fidelity VIP Aggressive Growth Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                  SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------

                                                       FIDELITY VIP
                                       FIDELITY VIP        HIGH        FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
              ASSETS                   MONEY MARKET       INCOME       EQUITY-INCOME       GROWTH         OVERSEAS
              ------                   ------------    ------------    -------------    ------------    ------------
Investments in shares of Fidelity
  Variable Insurance Products
  Funds:
    VIP Money Market, 410,990
      shares at net asset value of
      $1.00 per share (cost
      $410,990)                          $410,990            --                --              --              --
    VIP High Income, 79,522 shares
      at net asset value of $6.41
      per share (cost $687,900)               --         509,736               --              --              --
    VIP Equity Income Portfolio,
      57,341 shares at net asset
      value of $22.75 per share
      (cost $1,336,482)                       --             --          1,304,501             --              --
    VIP Growth Portfolio, 138,360
      shares at net asset value of
      $33.61 per share (cost
      $6,002,286)                             --             --                --        4,650,274             --
    VIP Overseas Portfolio, 146,610
      shares at net asset value of
      $13.88 per share (cost
      $2,926,537)                             --             --                --              --        2,034,947
    VIP Investment Grade Bond
      Portfolio, 32,215 shares at
      net asset value of $12.92 per
      share (cost $400,846)                   --             --                --              --              --
    VIP Asset Manager Portfolio,
      26,106 shares at net asset
      value of $14.51 per share
      (cost $410,845)                         --             --                --              --              --
                                         --------        -------         ---------       ---------       ---------
                                          410,990        509,736         1,304,501       4,650,274       2,034,947
Receivable from Minnesota Life for
  policy purchase payments                    --             --                --              103             185
Receivable for investments sold             1,079            283               970             --              --
                                         --------        -------         ---------       ---------       ---------
        Total assets                      412,069        510,019         1,305,471       4,650,377       2,035,132
                                         --------        -------         ---------       ---------       ---------
            LIABILITIES
-----------------------------------
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                           1,079            283               970             --              --
Payable for investments purchased             --             --                --              103             185
                                         --------        -------         ---------       ---------       ---------
        Total liabilities                   1,079            283               970             103             185
                                         --------        -------         ---------       ---------       ---------
        Net assets applicable to
          policy owners                  $410,990        509,736         1,304,501       4,650,274       2,034,947
                                         ========        =======         =========       =========       =========
       POLICY OWNERS' EQUITY
-----------------------------------
Policy type:
Option 1                                 $    --          63,861           148,362             --              --
Option 2                                  410,990        445,875         1,156,139       4,650,274       2,034,947
                                         --------        -------         ---------       ---------       ---------
        Total policy owners' equity      $410,990        509,736         1,304,501       4,650,274       2,034,947
                                         ========        =======         =========       =========       =========
UNITS OUTSTANDING (Option 1)                  --          73,647            91,292             --              --
                                         ========        =======         =========       =========       =========
UNITS OUTSTANDING (Option 2)              380,158        547,827           765,716       6,319,965       3,001,822
                                         ========        =======         =========       =========       =========
NET ASSET VALUE PER UNIT (Option 1)      $    --            0.87              1.63             --              --
                                         ========        =======         =========       =========       =========
NET ASSET VALUE PER UNIT (Option 2)      $   1.08           0.81              1.51            0.74            0.68
                                         ========        =======         =========       =========       =========

                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------
                                     FIDELITY VIP
                                      INVESTMENT     FIDELITY VIP
                                        GRADE           ASSET
              ASSETS                     BOND          MANAGER
              ------                 ------------    ------------
Investments in shares of Fidelity
  Variable Insurance Products
  Funds:
    VIP Money Market, 410,990
      shares at net asset value of
      $1.00 per share (cost
      $410,990)                            --              --
    VIP High Income, 79,522 shares
      at net asset value of $6.41
      per share (cost $687,900)            --              --
    VIP Equity Income Portfolio,
      57,341 shares at net asset
      value of $22.75 per share
      (cost $1,336,482)                    --              --
    VIP Growth Portfolio, 138,360
      shares at net asset value of
      $33.61 per share (cost
      $6,002,286)                          --              --
    VIP Overseas Portfolio, 146,610
      shares at net asset value of
      $13.88 per share (cost
      $2,926,537)                          --              --
    VIP Investment Grade Bond
      Portfolio, 32,215 shares at
      net asset value of $12.92 per
      share (cost $400,846)            416,218             --
    VIP Asset Manager Portfolio,
      26,106 shares at net asset
      value of $14.51 per share
      (cost $410,845)                      --          378,800
                                       -------         -------
                                       416,218         378,800
Receivable from Minnesota Life for
  policy purchase payments                 --               22
Receivable for investments sold            132             --
                                       -------         -------
        Total assets                   416,350         378,822
                                       -------         -------
            LIABILITIES
-----------------------------------
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                          132             --
Payable for investments purchased          --               22
                                       -------         -------
        Total liabilities                  132              22
                                       -------         -------
        Net assets applicable to
          policy owners                416,218         378,800
                                       =======         =======
       POLICY OWNERS' EQUITY
-----------------------------------
Policy type:
Option 1                                   --              --
Option 2                               416,218         378,800
                                       -------         -------
        Total policy owners' equity    416,218         378,800
                                       =======         =======
UNITS OUTSTANDING (Option 1)               --              --
                                       =======         =======
UNITS OUTSTANDING (Option 2)           349,527         404,774
                                       =======         =======
NET ASSET VALUE PER UNIT (Option 1)        --              --
                                       =======         =======
NET ASSET VALUE PER UNIT (Option 2)       1.19            0.94
                                       =======         =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                                     FIDELITY VIP                   FIDELITY VIP    FIDELITY VIP
                                      FIDELITY VIP   FIDELITY VIP       ASSET        FIDELITY VIP      GROWTH         GROWTH &
              ASSETS                   INDEX 500      CONTRAFUND    MANAGER GROWTH     BALANCED     OPPORTUNITIES      INCOME
              ------                  ------------   ------------   --------------   ------------   -------------   ------------
Investments in shares of Fidelity
 Variable Insurance Products Funds:
   VIP Index 500 Portfolio, 11,528
    shares at net asset value of
    $130.07 per share (cost
    $1,715,913)                        $1,499,498           --              --             --               --            --
   VIP Contrafund Portfolio,
    170,374 shares at net asset
    value of $20.13 per share (cost
    $3,885,415)                               --      3,429,625             --             --               --            --
   VIP Asset Manager Growth
    Portfolio, 69,894 shares at net
    asset value of $12.56 per share
    (cost $1,023,661)                         --            --          877,863            --               --            --
   VIP Balanced Portfolio, 13,869
    shares at net asset value of
    $13.72 per share (cost
    $195,477)                                 --            --              --         190,288              --            --
   VIP Growth Opportunities
    Portfolio, 65,162 shares at net
    asset value of $15.13 per share
    (cost $1,160,838)                                                                                   985,894           --
   VIP Growth & Income Portfolio,
    69,258 shares at net asset
    value of $13.19 per share (cost
    $989,850)                                 --            --              --             --               --        913,512
   VIP Mid-Cap Portfolio, 189,496
    shares at net asset value of
    $19.60 per share (cost
    $3,393,059)                               --            --              --             --               --            --
   VIP Dynamic Capital Appreciation
    Portfolio, 2,011 shares at net
    asset value of $6.10 per share
    (cost $12,767)
   VIP Aggressive Growth Portfolio,
    3,548 shares at net asset value
    of $8.22 per share (cost
    $28,222)
                                       ----------     ---------       ---------        -------        ---------       -------
                                        1,499,498     3,429,625         877,863        190,288          985,894       913,513
Receivable from Minnesota Life for
 policy purchase payments                     297           --               82             44               20           108
Receivable for investments sold               --          2,161             --             --               --            --
                                       ----------     ---------       ---------        -------        ---------       -------
      Total assets                      1,499,795     3,431,786         877,945        190,332          985,914       913,621
                                       ----------     ---------       ---------        -------        ---------       -------
            LIABILITIES
-----------------------------------
Payable to Minnesota Life for
 policy terminations, withdrawal
 payments and mortality and expense
 charges                                      --          2,161             --             --               --            --
Payable for investments purchased             297           --               82             44               20           108
                                       ----------     ---------       ---------        -------        ---------       -------
      Total liabilities                       297         2,161              82             44               20           108
                                       ----------     ---------       ---------        -------        ---------       -------
      Net assets applicable to
        policy owners                  $1,499,498     3,429,625         877,863        190,288          985,894       913,513
                                       ==========     =========       =========        =======        =========       =======
       POLICY OWNERS' EQUITY
-----------------------------------
Policy type:
Option 1                               $      --        145,531             --             --               --            --
Option 2                                1,499,498     3,284,094         877,863        190,288          985,894       913,513
                                       ----------     ---------       ---------        -------        ---------       -------
      Total policy owners' equity      $1,499,498     3,429,625         877,863        190,288          985,894       913,513
                                       ==========     =========       =========        =======        =========       =======
UNITS OUTSTANDING (Option 1)                  --         81,509             --             --               --            --
                                       ==========     =========       =========        =======        =========       =======
UNITS OUTSTANDING (Option 2)            1,823,236     2,068,881       1,045,013        195,621        1,282,667       978,238
                                       ==========     =========       =========        =======        =========       =======
NET ASSET VALUE PER UNIT (Option 1)    $      --           1.79             --             --               --            --
                                       ==========     =========       =========        =======        =========       =======
NET ASSET VALUE PER UNIT (Option 2)    $     0.82          1.59            0.84           0.97             0.77          0.93
                                       ==========     =========       =========        =======        =========       =======

                                                SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------
                                                     FIDELITY VIP     FIDELITY VIP
                                     FIDELITY VIP   DYNAMIC CAPITAL    AGGRESSIVE
              ASSETS                   MID-CAP       APPRECIATION        GROWTH
              ------                 ------------   ---------------   ------------
Investments in shares of Fidelity
 Variable Insurance Products Funds:
   VIP Index 500 Portfolio, 11,528
    shares at net asset value of
    $130.07 per share (cost
    $1,715,913)                             --             --               --
   VIP Contrafund Portfolio,
    170,374 shares at net asset
    value of $20.13 per share (cost
    $3,885,415)                             --             --               --
   VIP Asset Manager Growth
    Portfolio, 69,894 shares at net
    asset value of $12.56 per share
    (cost $1,023,661)                       --             --               --
   VIP Balanced Portfolio, 13,869
    shares at net asset value of
    $13.72 per share (cost
    $195,477)                               --             --               --
   VIP Growth Opportunities
    Portfolio, 65,162 shares at net
    asset value of $15.13 per share
    (cost $1,160,838)                       --             --               --
   VIP Growth & Income Portfolio,
    69,258 shares at net asset
    value of $13.19 per share (cost
    $989,850)                               --             --               --
   VIP Mid-Cap Portfolio, 189,496
    shares at net asset value of
    $19.60 per share (cost
    $3,393,059)                       3,714,117            --               --
   VIP Dynamic Capital Appreciation
    Portfolio, 2,011 shares at net
    asset value of $6.10 per share
    (cost $12,767)                          --          12,265              --
   VIP Aggressive Growth Portfolio,
    3,548 shares at net asset value
    of $8.22 per share (cost
    $28,222)                                --             --            29,162
                                      ---------         ------           ------
                                      3,714,117         12,265           29,162
Receivable from Minnesota Life for
 policy purchase payments                 1,340            --               --
Receivable for investments sold             --             --               --
                                      ---------         ------           ------
      Total assets                    3,715,457         12,265           29,162
                                      ---------         ------           ------
            LIABILITIES
-----------------------------------
Payable to Minnesota Life for
 policy terminations, withdrawal
 payments and mortality and expense
 charges                                    --             --               --
Payable for investments purchased         1,340            --               --
                                      ---------         ------           ------
      Total liabilities                   1,340            --               --
                                      ---------         ------           ------
      Net assets applicable to
        policy owners                 3,714,117         12,265           29,162
                                      =========         ======           ======
       POLICY OWNERS' EQUITY
-----------------------------------
Policy type:
Option 1                                    --             --               --
Option 2                              3,714,117         12,265           29,162
                                      ---------         ------           ------
      Total policy owners' equity     3,714,117         12,265           29,162
                                      =========         ======           ======
UNITS OUTSTANDING (Option 1)                --             --               --
                                      =========         ======           ======
UNITS OUTSTANDING (Option 2)          3,229,670         15,385           34,071
                                      =========         ======           ======
NET ASSET VALUE PER UNIT (Option 1)         --             --               --
                                      =========         ======           ======
NET ASSET VALUE PER UNIT (Option 2)        1.15           0.80             0.86
                                      =========         ======           ======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

                                                                  SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------

                                       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                       MONEY MARKET    HIGH INCOME     EQUITY-INCOME       GROWTH         OVERSEAS
                                       ------------    ------------    -------------    ------------    ------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                          $  13,063             --              --                --             --
    Mortality and expense charges
      (Option 1) (note 3)                     --             (316)           (694)              --             --
    Mortality and expense charges
      (Option 2) (note 3)                    (831)         (1,078)         (2,720)          (11,443)        (5,324)
                                        ---------        --------        --------        ----------       --------
        Investment income
          (loss)--net                      12,232          (1,394)         (3,414)          (11,443)        (5,324)
                                        ---------        --------        --------        ----------       --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                                --           56,616          73,662           331,295        289,871
                                        ---------        --------        --------        ----------       --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales               287,633         167,225         248,387         1,601,614        687,919
        Cost of investments sold         (287,633)       (221,822)       (252,942)       (2,095,521)      (939,997)
                                        ---------        --------        --------        ----------       --------
                                              --          (54,597)         (4,555)         (493,907)      (252,078)
                                        ---------        --------        --------        ----------       --------
            Net realized gains
              (losses) on
              investments                     --            2,019          69,107          (162,612)        37,793
                                        ---------        --------        --------        ----------       --------
    Net change in unrealized
      appreciation or depreciation
      of investments                          --          (65,139)       (131,522)         (757,039)      (550,776)
                                        ---------        --------        --------        ----------       --------
        Net gains (losses) on
          investments                         --          (63,120)        (62,415)         (919,651)      (512,983)
                                        ---------        --------        --------        ----------       --------
Net increase (decrease) in net
  assets resulting from operations      $  12,232         (64,514)        (65,829)         (931,094)      (518,307)
                                        =========        ========        ========        ==========       ========

                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------
                                     FIDELITY VIP    FIDELITY VIP
                                      INVESTMENT        ASSET
                                      GRADE BOND       MANAGER
                                     ------------    ------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                              --              --
    Mortality and expense charges
      (Option 1) (note 3)                   --              --
    Mortality and expense charges
      (Option 2) (note 3)                  (627)           (907)
                                        -------        --------
        Investment income
          (loss)--net                      (627)           (907)
                                        -------        --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                           10,268          20,220
                                        -------        --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales              74,039         108,519
        Cost of investments sold        (71,118)       (120,170)
                                        -------        --------
                                          2,921         (11,651)
                                        -------        --------
            Net realized gains
              (losses) on
              investments                13,189           8,569
                                        -------        --------
    Net change in unrealized
      appreciation or depreciation
      of investments                      3,793         (23,666)
                                        -------        --------
        Net gains (losses) on
          investments                    16,982         (15,097)
                                        -------        --------
Net increase (decrease) in net
  assets resulting from operations       16,355         (16,004)
                                        =======        ========

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2001

                                                                       SEGREGATED SUB-ACCOUNTS
                                   -----------------------------------------------------------------------------------------------
                                                                    FIDELITY VIP                     FIDELITY VIP     FIDELITY VIP
                                   FIDELITY VIP    FIDELITY VIP        ASSET         FIDELITY VIP       GROWTH          GROWTH &
                                    INDEX 500       CONTRAFUND     MANAGER GROWTH      BALANCED      OPPORTUNITIES       INCOME
                                   ------------    ------------    --------------    ------------    -------------    ------------
Investment income (loss):
   Investment income
     distributions from
     underlying mutual fund (note
     4)                             $     --               --              --               --              --               --
   Mortality and expense charges
     (Option 1) (note 3)                  --              (697)            --               --              --               --
   Mortality and expense charges
     (Option 2) (note 3)               (3,587)          (7,980)         (2,138)            (470)         (2,397)          (2,190)
                                    ---------       ----------        --------         --------        --------         --------
       Investment income
        (loss)--net                    (3,587)          (8,677)         (2,138)            (470)         (2,397)          (2,190)
                                    ---------       ----------        --------         --------        --------         --------
Realized and unrealized gains
 (losses) on investments--net:
   Realized gain distributions
     from underlying mutual fund
     (note 4)                          16,038          116,356          54,291            6,950           3,541           47,666
                                    ---------       ----------        --------         --------        --------         --------
   Realized gains (losses) on
     sales of investments:
       Proceeds from sales            568,950        1,142,698         313,424          135,943         481,149          392,681
       Cost of investments sold      (658,675)      (1,313,568)       (376,850)        (143,304)       (576,891)        (432,226)
                                    ---------       ----------        --------         --------        --------         --------
                                      (89,725)        (170,870)        (63,426)          (7,361)        (95,742)         (39,545)
                                    ---------       ----------        --------         --------        --------         --------
       Net realized gains
        (losses) on investments       (73,687)         (54,514)         (9,135)            (411)        (92,201)           8,121
                                    ---------       ----------        --------         --------        --------         --------
       Net change in unrealized
        appreciation or
        depreciation of
        investments                  (115,833)        (385,620)        (57,731)          (2,147)        (59,375)         (89,013)
                                    ---------       ----------        --------         --------        --------         --------
       Net gains (losses) on
        investments                  (189,520)        (440,134)        (66,866)          (2,559)       (151,575)         (80,892)
                                    ---------       ----------        --------         --------        --------         --------
Net increase (decrease) in net
 assets resulting from operations   $(193,107)        (448,811)        (69,004)          (3,028)       (153,973)         (83,082)
                                    =========       ==========        ========         ========        ========         ========

                                               SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------
                                                     FIDELITY VIP      FIDELITY VIP
                                   FIDELITY VIP    DYNAMIC CAPITAL      AGGRESSIVE
                                     MID-CAP       APPRECIATION (A)     GROWTH (A)
                                   ------------    ----------------    ------------
Investment income (loss):
   Investment income
     distributions from
     underlying mutual fund (note
     4)                                    --              --                --
   Mortality and expense charges
     (Option 1) (note 3)                   --              --                --
   Mortality and expense charges
     (Option 2) (note 3)                (8,671)             (9)              (13)
                                    ----------          ------            ------
       Investment income
        (loss)--net                     (8,671)             (9)              (13)
                                    ----------          ------            ------
Realized and unrealized gains
 (losses) on investments--net:
   Realized gain distributions
     from underlying mutual fund
     (note 4)                              --              --                --
                                    ----------          ------            ------
   Realized gains (losses) on
     sales of investments:
       Proceeds from sales           1,132,673           1,899             6,675
       Cost of investments sold     (1,074,168)         (1,901)           (6,910)
                                    ----------          ------            ------
                                        58,505              (7)             (237)
                                    ----------          ------            ------
       Net realized gains
        (losses) on investments         58,505              (2)             (237)
                                    ----------          ------            ------
       Net change in unrealized
        appreciation or
        depreciation of
        investments                   (171,702)           (502)              940
                                    ----------          ------            ------
       Net gains (losses) on
        investments                   (113,197)           (504)              703
                                    ----------          ------            ------
Net increase (decrease) in net
 assets resulting from operations     (121,868)           (513)              690
                                    ==========          ======            ======

------------

(a) Period from May 1, 2001, commencement of operations, to December 31, 2001

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                                                         SEGREGATED SUB-ACCOUNTS
                                                     ----------------------------------------------------------------

                                                      FIDELITY VIP      FIDELITY VIP    FIDELITY VIP     FIDELITY VIP
                                                     MONEY MARKET(A)    HIGH INCOME     EQUITY-INCOME     GROWTH(A)
                                                     ---------------    ------------    -------------    ------------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)                   $   9,818           10,907           6,739              --
    Mortality and expense charges (Option 1)
      (note 3)                                                --              (321)           (556)             --
    Mortality and expense charges (Option 2)
      (note 3)                                             (1,349)            (786)         (1,755)          (8,978)
                                                        ---------         --------        --------         --------
        Investment income (loss)--net                       8,469            9,800           4,428           (8,978)
                                                        ---------         --------        --------         --------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from underlying
      mutual fund (note 4)                                    --               --           25,389              --
                                                        ---------         --------        --------         --------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                               211,815          141,890         212,713          993,972
        Cost of investments sold                         (211,815)        (152,102)       (210,677)        (991,397)
                                                        ---------         --------        --------         --------
                                                              --           (10,212)          2,036            2,575
                                                        ---------         --------        --------         --------
            Net realized gains (losses) on
              investments                                     --           (10,212)         27,425            2,575
                                                        ---------         --------        --------         --------
    Net change in unrealized appreciation or
      depreciation of investments                             --          (109,249)         71,764         (594,973)
                                                        ---------         --------        --------         --------
        Net gains (losses) on investments                     --          (119,461)         99,189         (592,398)
                                                        ---------         --------        --------         --------
Net increase (decrease) in net assets resulting
  from operations                                       $   8,469         (109,661)        103,617         (601,376)
                                                        =========         ========        ========         ========

                                                              SEGREGATED SUB-ACCOUNTS
                                                   ---------------------------------------------
                                                                   FIDELITY VIP     FIDELITY VIP
                                                   FIDELITY VIP     INVESTMENT         ASSET
                                                   OVERSEAS(A)     GRADE BOND(A)     MANAGER(A)
                                                   ------------    -------------    ------------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)                     --              --              --
    Mortality and expense charges (Option 1)
      (note 3)                                            --              --              --
    Mortality and expense charges (Option 2)
      (note 3)                                         (4,070)           (127)           (615)
                                                     --------         -------         -------
        Investment income (loss)--net                  (4,070)           (127)           (615)
                                                     --------         -------         -------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from underlying
      mutual fund (note 4)                                --              --              --
                                                     --------         -------         -------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                           383,496          42,061          75,502
        Cost of investments sold                     (359,026)        (40,949)        (75,381)
                                                     --------         -------         -------
                                                       24,470           1,112             121
                                                     --------         -------         -------
            Net realized gains (losses) on
              investments                              24,470           1,112             121
                                                     --------         -------         -------
    Net change in unrealized appreciation or
      depreciation of investments                    (340,814)         11,579          (8,379)
                                                     --------         -------         -------
        Net gains (losses) on investments            (316,344)         12,691          (8,258)
                                                     --------         -------         -------
Net increase (decrease) in net assets resulting
  from operations                                    (320,414)         12,564          (8,873)
                                                     ========         =======         =======

------------

(a) Period from May 31, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                   SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------
                                                                       FIDELITY VIP
                                                                          ASSET                          FIDELITY VIP
                                       FIDELITY VIP    FIDELITY VIP      MANAGER       FIDELITY VIP         GROWTH
                                       INDEX 500(A)     CONTRAFUND      GROWTH(A)      BALANCED(A)     OPPORTUNITIES(A)
                                       ------------    ------------    ------------    ------------    ----------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                          $     --            1,530             --              --                --
    Mortality and expense charges
      (Option 1) (note 3)                     --             (692)            --              --                --
    Mortality and expense charges
      (Option 2) (note 3)                  (2,525)         (5,920)         (1,600)           (316)           (1,869)
                                        ---------        --------        --------        --------          --------
        Investment income
          (loss)--net                      (2,525)         (5,082)         (1,600)           (316)           (1,869)
                                        ---------        --------        --------        --------          --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                                --           55,535             --              --                --
                                        ---------        --------        --------        --------          --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales               359,756         799,876         185,281          60,234           352,141
        Cost of investments sold         (357,475)       (780,734)       (187,059)        (59,194)         (348,994)
                                        ---------        --------        --------        --------          --------
                                            2,281          19,142          (1,778)          1,040             3,147
                                        ---------        --------        --------        --------          --------
        Net realized gains (losses)
          on investments                    2,281          74,677          (1,778)          1,040             3,147
                                        ---------        --------        --------        --------          --------
    Net change in unrealized
      appreciation or depreciation
      of investments                     (100,582)       (199,944)        (88,067)         (3,042)         (115,569)
                                        ---------        --------        --------        --------          --------
        Net gains (losses) on
          investments                     (98,301)       (125,267)        (89,845)         (2,002)         (112,422)
                                        ---------        --------        --------        --------          --------
Net increase (decrease) in net
  assets resulting from operations      $(100,826)       (130,349)        (91,445)         (2,318)         (114,291)
                                        =========        ========        ========        ========          ========

                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------

                                     FIDELITY VIP
                                       GROWTH &      FIDELITY VIP
                                      INCOME(A)       MID-CAP(A)
                                     ------------    ------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                              --           14,628
    Mortality and expense charges
      (Option 1) (note 3)                   --              --
    Mortality and expense charges
      (Option 2) (note 3)                (1,518)         (5,336)
                                       --------        --------
        Investment income
          (loss)--net                    (1,518)          9,292
                                       --------        --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                              --              --
                                       --------        --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales             269,565         505,547
        Cost of investments sold       (260,210)       (466,640)
                                       --------        --------
                                          9,355          38,907
                                       --------        --------
        Net realized gains (losses)
          on investments                  9,355          38,907
                                       --------        --------
    Net change in unrealized
      appreciation or depreciation
      of investments                     12,676         492,760
                                       --------        --------
        Net gains (losses) on
          investments                    22,031         531,667
                                       --------        --------
Net increase (decrease) in net
  assets resulting from operations       20,513         540,959
                                       ========        ========

------------

(a) Period from May 31, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999

                                                                                           HIGH           EQUITY-
                                                                   CONTRAFUND             INCOME          INCOME
                                                                -----------------    -----------------    -------
Investment income:
    Investment income distributions from underlying mutual
     fund (note 4)                                              $          1,398                9,765       4,938
    Mortality and expense charges (Option 1) (note 3)                       (508)                (291)       (433)
    Mortality and expense charges (Option 2) (note 3)                       (634)                (196)       (683)
                                                                -----------------    -----------------    -------
        Investment income--net                                               256                9,278       3,822
                                                                -----------------    -----------------    -------
Realized and unrealized gains on investments--net:
    Realized gain distributions from underlying mutual fund
     (note 4)                                                             10,254                  365      10,916
                                                                -----------------    -----------------    -------
    Realized gains (losses) on sales of investments:
        Proceeds from sales                                               31,116               16,795     109,529
        Cost of investments sold                                         (23,947)             (19,244)    (99,336)
                                                                -----------------    -----------------    -------
                                                                           7,169               (2,449)     10,193
                                                                -----------------    -----------------    -------
        Net realized gains (losses) on investments                        17,423               (2,084)     21,109
                                                                -----------------    -----------------    -------
    Net change in unrealized appreciation or depreciation of
     investments                                                          61,447                  (33)     (7,027)
                                                                -----------------    -----------------    -------
        Net gains (losses) on investments                                 78,870               (2,117)     14,082
                                                                -----------------    -----------------    -------
Net increase in net assets resulting from operations            $         79,126                7,161      17,904
                                                                =================    =================    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2001

                                                                               SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------

                                                    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                    MONEY MARKET    HIGH INCOME     EQUITY-INCOME       GROWTH         OVERSEAS
                                                    ------------    ------------    -------------    ------------    ------------
Operations:
  Investment income (loss)--net                      $  12,232          (1,394)          (3,414)         (11,443)        (5,324)
  Net realized gains (losses) on investments               --            2,019           69,107         (162,612)        37,793
  Net change in unrealized appreciation or
    depreciation of investments                            --          (65,139)        (131,522)        (757,039)      (550,776)
                                                     ---------        --------        ---------       ----------      ---------
Net increase (decrease) in net assets resulting
  from operations                                       12,232         (64,514)         (65,829)        (931,094)      (518,307)
                                                     ---------        --------        ---------       ----------      ---------
Policy transactions (notes 3, 4 and 5):
  Policy purchase payments:
    Option 1                                               --           18,458           39,501              --             --
    Option 2                                           430,359         259,973          398,283        2,051,271        840,021
  Policy terminations, withdrawal payments and
    charges:
    Option 1                                               --           (3,678)         (14,644)             --             --
    Option 2                                          (286,804)       (162,153)        (230,328)      (1,590,171)      (682,594)
                                                     ---------        --------        ---------       ----------      ---------
Increase in net assets from policy transactions        143,555         112,600          192,812          461,100        157,427
                                                     ---------        --------        ---------       ----------      ---------
Increase (decrease) in net assets                      155,787          48,086          126,983         (469,994)      (360,880)
Net assets at the beginning of period                  255,203         461,650        1,177,518        5,120,268      2,395,827
                                                     ---------        --------        ---------       ----------      ---------
Net assets at the end of period                      $ 410,990         509,736        1,304,501        4,650,274      2,034,947
                                                     =========        ========        =========       ==========      =========

                                                      SEGREGATED SUB-ACCOUNTS
                                                    ----------------------------
                                                    FIDELITY VIP    FIDELITY VIP
                                                     INVESTMENT        ASSET
                                                     GRADE BOND       MANAGER
                                                    ------------    ------------
Operations:
  Investment income (loss)--net                          (627)            (907)
  Net realized gains (losses) on investments           13,189            8,569
  Net change in unrealized appreciation or
    depreciation of investments                         3,793          (23,666)
                                                      -------         --------
Net increase (decrease) in net assets resulting
  from operations                                      16,355          (16,004)
                                                      -------         --------
Policy transactions (notes 3, 4 and 5):
  Policy purchase payments:
    Option 1                                              --               --
    Option 2                                          326,932          131,337
  Policy terminations, withdrawal payments and
    charges:
    Option 1                                              --               --
    Option 2                                          (73,412)        (107,612)
                                                      -------         --------
Increase in net assets from policy transactions       253,520           23,725
                                                      -------         --------
Increase (decrease) in net assets                     269,875            7,721
Net assets at the beginning of period                 146,343          371,079
                                                      -------         --------
Net assets at the end of period                       416,218          378,800
                                                      =======         ========

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2001

                                                                    SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------
                                                                  FIDELITY VIP                   FIDELITY VIP    FIDELITY VIP
                                   FIDELITY VIP   FIDELITY VIP       ASSET        FIDELITY VIP      GROWTH         GROWTH &
                                    INDEX 500      CONTRAFUND    MANAGER GROWTH     BALANCED     OPPORTUNITIES      INCOME
                                   ------------   ------------   --------------   ------------   -------------   ------------
Operations:
   Investment income (loss)--net    $   (3,587)        (8,677)        (2,138)           (470)         (2,397)        (2,190)
   Net realized gains (losses)
     on investments                    (73,687)       (54,514)        (9,135)           (411)        (92,201)         8,121
   Net change in unrealized
     appreciation or
     depreciation of investments      (115,833)      (385,620)       (57,731)         (2,147)        (59,375)       (89,013)
                                    ----------     ----------       --------        --------       ---------       --------
Net increase (decrease) in net
 assets resulting from
 operations                           (193,107)      (448,811)       (69,004)         (3,028)       (153,973)       (83,082)
                                    ----------     ----------       --------        --------       ---------       --------
Policy transactions (notes 3, 4
 and 5):
   Policy purchase payments:
       Option 1                            --          53,060            --              --              --             --
       Option 2                        742,404      1,366,327        337,805         131,612         546,020        459,046
   Policy terminations,
     withdrawal payments and
     charges:
       Option 1                            --         (24,796)           --              --              --             --
       Option 2                       (565,363)    (1,109,224)      (311,286)       (135,474)       (478,751)      (390,491)
                                    ----------     ----------       --------        --------       ---------       --------
Increase in net assets from
 policy transactions                   177,041        285,367         26,519          (3,862)         67,269         68,555
                                    ----------     ----------       --------        --------       ---------       --------
Increase (decrease) in net
 assets                                (16,066)      (163,444)       (42,485)         (6,890)        (86,704)       (14,527)
Net assets at the beginning of
 period                              1,515,564      3,593,069        920,348         197,178       1,072,598        928,040
                                    ----------     ----------       --------        --------       ---------       --------
Net assets at the end of period     $1,499,498      3,429,625        877,863         190,288         985,894        913,513
                                    ==========     ==========       ========        ========       =========       ========

                                             SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------
                                                  FIDELITY VIP     FIDELITY VIP
                                  FIDELITY VIP   DYNAMIC CAPITAL    AGGRESSIVE
                                    MID-CAP      APPRECIATION(A)    GROWTH(A)
                                  ------------   ---------------   ------------
Operations:
   Investment income (loss)--net       (8,671)           (9)             (13)
   Net realized gains (losses)
     on investments                    58,505            (2)            (237)
   Net change in unrealized
     appreciation or
     depreciation of investments     (171,702)         (502)             940
                                   ----------        ------           ------
Net increase (decrease) in net
 assets resulting from
 operations                          (121,868)         (513)             690
                                   ----------        ------           ------
Policy transactions (notes 3, 4
 and 5):
   Policy purchase payments:
       Option 1                           --            --               --
       Option 2                     1,243,973        14,668           35,132
   Policy terminations,
     withdrawal payments and
     charges:
       Option 1                           --            --               --
       Option 2                    (1,124,002)       (1,890)          (6,660)
                                   ----------        ------           ------
Increase in net assets from
 policy transactions                  119,971        12,778           28,472
                                   ----------        ------           ------
Increase (decrease) in net
 assets                                (1,897)       12,265           29,162
Net assets at the beginning of
 period                             3,716,014            --               --
                                   ----------        ------           ------
Net assets at the end of period     3,714,117        12,265           29,162
                                   ==========        ======           ======

------------

(a) Period from May 1, 2001, commencement of operations, to December 31, 2001

                See accompanying notes in financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                           SEGREGATED SUB-ACCOUNTS
                                               --------------------------------------------------------------------------------

                                                FIDELITY VIP      FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                               MONEY MARKET(A)    HIGH INCOME     EQUITY-INCOME     GROWTH(A)      OVERSEAS(A)
                                               ---------------    ------------    -------------    ------------    ------------
Operations:
    Investment income (loss)--net                 $   8,469            9,800            4,428          (8,978)         (4,070)
    Net realized gains (losses) on
      investments                                       --           (10,212)          27,425           2,575          24,470
    Net change in unrealized appreciation or
      depreciation of investments                       --          (109,249)          71,764        (594,973)       (340,814)
                                                  ---------         --------        ---------       ---------       ---------
Net increase (decrease) in net assets
  resulting from operations                           8,469         (109,661)         103,617        (601,376)       (320,414)
                                                  ---------         --------        ---------       ---------       ---------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                                          --            11,435           36,308             --              --
      Option 2                                      457,200          539,206          837,749       6,706,638       3,095,667
    Policy terminations, withdrawal payments
      and charges:
      Option 1                                          --            (3,156)         (12,440)            --              --
      Option 2                                     (210,466)        (137,628)        (197,961)       (984,994)       (379,426)
                                                  ---------         --------        ---------       ---------       ---------
Increase in net assets from policy
  transactions                                      246,734          409,857          663,656       5,721,644       2,716,241
                                                  ---------         --------        ---------       ---------       ---------
Increase in net assets                              255,203          300,196          767,273       5,120,268       2,395,827
Net assets at the beginning of period                   --           161,454          410,246             --              --
                                                  ---------         --------        ---------       ---------       ---------
Net assets at the end of period                   $ 255,203          461,650        1,177,519       5,120,268       2,395,827
                                                  =========         ========        =========       =========       =========

                                                  SEGREGATED SUB-ACCOUNTS
                                               -----------------------------
                                               FIDELITY VIP     FIDELITY VIP
                                                INVESTMENT         ASSET
                                               GRADE BOND(A)     MANAGER(A)
                                               -------------    ------------
Operations:
    Investment income (loss)--net                    (127)           (615)
    Net realized gains (losses) on
      investments                                   1,112             121
    Net change in unrealized appreciation or
      depreciation of investments                  11,579          (8,379)
                                                  -------         -------
Net increase (decrease) in net assets
  resulting from operations                        12,564          (8,873)
                                                  -------         -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                                        --              --
      Option 2                                    175,713         454,839
    Policy terminations, withdrawal payments
      and charges:
      Option 1                                        --              --
      Option 2                                    (41,934)        (74,887)
                                                  -------         -------
Increase in net assets from policy
  transactions                                    133,779         379,952
                                                  -------         -------
Increase in net assets                            146,343         371,079
Net assets at the beginning of period                 --              --
                                                  -------         -------
Net assets at the end of period                   146,343         371,079
                                                  =======         =======

------------

(a) Period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2000

                                                                         SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------
                                                                            FIDELITY VIP                       FIDELITY VIP
                                            FIDELITY VIP   FIDELITY VIP         ASSET         FIDELITY VIP        GROWTH
                                            INDEX 500(A)    CONTRAFUND    MANAGER GROWTH(A)   BALANCED(A)    OPPORTUNITIES(A)
                                            ------------   ------------   -----------------   ------------   ----------------
Operations:
    Investment income (loss)--net            $   (2,525)       (5,082)           (1,600)           (316)           (1,869)
    Net realized gains (losses) on
      investments                                 2,281        74,677            (1,778)          1,040             3,147
    Net change in unrealized appreciation
      or depreciation of investments           (100,582)     (199,944)          (88,067)         (3,042)         (115,569)
                                             ----------     ---------         ---------         -------         ---------
Net increase (decrease) in net assets
  resulting from operations                    (100,826)     (130,349)          (91,445)         (2,318)         (114,291)
                                             ----------     ---------         ---------         -------         ---------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                                      --         42,570               --              --                --
      Option 2                                1,973,621     4,034,787         1,195,475         259,414         1,537,160
    Policy terminations, withdrawal
      payments and charges:
      Option 1                                      --        (27,175)              --              --                --
      Option 2                                 (357,231)     (766,088)         (183,682)        (59,918)         (350,271)
                                             ----------     ---------         ---------         -------         ---------
Increase in net assets from policy
  transactions                                1,616,390     3,284,094         1,011,793         199,496         1,186,889
                                             ----------     ---------         ---------         -------         ---------
Increase in net assets                        1,515,564     3,153,745           920,348         197,178         1,072,598
Net assets at the beginning of period               --        439,324               --              --                --
                                             ----------     ---------         ---------         -------         ---------
Net assets at the end of period              $1,515,564     3,593,069           920,348         197,178         1,072,598
                                             ==========     =========         =========         =======         =========

                                              SEGREGATED SUB-ACCOUNTS
                                            ---------------------------
                                            FIDELITY VIP
                                              GROWTH &     FIDELITY VIP
                                             INCOME(A)      MID-CAP(A)
                                            ------------   ------------
Operations:
    Investment income (loss)--net               (1,518)         9,292
    Net realized gains (losses) on
      investments                                9,355         38,907
    Net change in unrealized appreciation
      or depreciation of investments            12,676        492,760
                                             ---------      ---------
Net increase (decrease) in net assets
  resulting from operations                     20,513        540,959
                                             ---------      ---------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                                     --             --
      Option 2                               1,175,574      3,675,265
    Policy terminations, withdrawal
      payments and charges:
      Option 1                                     --             --
      Option 2                                (268,047)      (500,210)
                                             ---------      ---------
Increase in net assets from policy
  transactions                                 907,527      3,175,055
                                             ---------      ---------
Increase in net assets                         928,040      3,716,014
Net assets at the beginning of period              --             --
                                             ---------      ---------
Net assets at the end of period                928,040      3,716,014
                                             =========      =========

------------

(a) Period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes in financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1999

                                                                                 HIGH        EQUITY-
                                                                CONTRAFUND      INCOME       INCOME
                                                                ----------      -------      -------
Operations:
    Investment income--net                                       $    256         9,278        3,822
    Net realized gains (losses) on investments                     17,423        (2,084)      21,109
    Net change in unrealized appreciation or depreciation of
     investments                                                   61,447           (33)      (7,027)
                                                                 --------       -------      -------
Net increase in net assets resulting from operations               79,126         7,161       17,904
                                                                 --------       -------      -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                                   36,773        16,910       38,015
        Option 2                                                   80,655        71,198      126,505
    Policy withdrawals and charges:
        Option 1                                                  (12,063)       (2,182)     (10,754)
        Option 2                                                  (16,951)      (12,222)     (88,306)
                                                                 --------       -------      -------
Increase in net assets from policy transactions                    88,415        73,704       65,460
                                                                 --------       -------      -------
Increase in net assets                                            167,541        80,865       83,364
Net assets at the beginning of year                               271,783        80,589      326,882
                                                                 --------       -------      -------
Net assets at the end of year                                    $439,324       161,454      410,246
                                                                 ========       =======      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein each referred to as option 1, 2 and 3, each consisting of thirty-six segregated sub-accounts to which policy owners may allocate their purchase payments and each having a different mortality and expense charge. This report contains information for two of the policies and sixteen of the segregated sub-accounts, Fidelity VIP Money Market, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Growth & Income, Fidelity VIP Mid-Cap, Fidelity VIP Dynamic Capital Appreciation and Fidelity VIP Aggressive Growth. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy issued. The differentiating features of the policies are described in note 3 below.
     The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to the segregated sub-accounts. Payments allocated to the Fidelity VIP Money Market, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Growth & Income, Fidelity VIP Mid-Cap, Fidelity VIP Dynamic Capital Appreciation and Fidelity VIP Aggressive Growth segregated sub-accounts are invested in shares of the portfolios of the Fidelity Variable Insurance Products Funds (collectively, the Underlying Funds), respectively. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.
     Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Securian Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly-owned subsidiary of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

Expenses and Related Party Transactions--Option 1:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A sales load of up to 5 percent is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $723, $5,460 and $1,051, respectively.

     A premium tax charge in the amount of .75 to 4.0 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $1,691 $2,119 and $1,835, respectively.

     A federal tax charge of up to .35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2001, 2000 and 1999 amounted to $211, $445 and $261, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

     The total cash value charges for the periods ended December 31, 2001, 2000 and 1999 for each segregated sub-account are as follows:

                                                                 2001       2000      1999
                                                                -------    ------    ------
VIP High Income                                                 $10,933    $8,905    $8,441
VIP Equity-Income                                                 1,479     1,696     1,754
VIP Contrafund                                                   13,060    11,846     8,167

Expenses and Related Party Transactions--Option 2:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .25 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Expenses and Related Party Transactions--Option 2: continued

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium tax charge in the amount of .75 to 4.0 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $1,772, $10,414 and $3,282, respectively.

     A federal tax charge of up to .35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2001, 2000 and 1999 amounted to $222, $1,302 and $410, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.
     The total cash value charges for the periods ended December 31, 2001, 2000, and 1999 for each segregated sub-account are as follows:

                                                                   2001         2000       1999
                                                                ----------    --------    ------
VIP Money Market Portfolio                                      $  197,195    $148,576    $  --
VIP High Income Portfolio                                          115,696      73,338     2,155
VIP Equity-Income Portfolio                                        154,296      92,416     9,036
VIP Growth Portfolio                                             1,089,855     685,812       --
VIP Overseas Portfolio                                             380,875     226,897       --
VIP Investment Grade Bond Portfolio                                 53,319      27,681       --
VIP Asset Manager Portfolio                                         87,179      53,924       --
VIP Index 500 Portfolio                                            418,371     260,823       --
VIP Contrafund Portfolio                                           785,670     491,619     7,425
VIP Asset Manager: Growth Portfolio                                220,505     140,770       --
VIP Balanced Portfolio                                              80,415      48,412       --
VIP Growth Opportunities Portfolio                                 323,200     205,547       --
VIP Growth & Income Portfolio                                      328,610     208,674       --
VIP Mid Cap Portfolio                                                1,127     326,854       --
VIP Dynamic Capital Appreciation                                     3,279         --
VIP Aggressive Growth                                                6,376         --

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(4) INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the periods ended December 31, 2001, 2000 and 1999:

                                                                 2001        2000       1999
                                                              ----------   --------   --------
Fidelity Variable Insurance Product Fund:
     VIP Money Market                                         $  443,420   $467,018   $    --
     VIP High Income                                             335,047    561,546    100,143
     VIP Equity-Income                                           511,446    906,185    189,727
     VIP Growth                                                2,382,566   6,706,639       --
     VIP Overseas                                              1,129,893   3,095,667       --
     VIP Investment Grade Bond                                   337,200    175,713        --
     VIP Asset Manager                                           151,557    454,839        --
     VIP Index 500                                               758,442   1,973,621       --
     VIP Contrafund                                            1,535,744   4,134,422   130,041
     VIP Asset Manager -- Growth                                 392,096   1,195,474       --
     VIP Balanced                                                138,561    259,414        --
     VIP Growth Opportunities                                    549,562   1,537,161       --
     VIP Growth & Income                                         506,712   1,175,624       --
     VIP Mid-Cap                                               1,243,973   3,689,894       --
     VIP Dynamic Capital Appreciation                             14,668        --         --
     VIP Aggressive Growth                                        35,132        --         --

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS

Unit Activity from Policy Transactions--Option 1:
Transactions in units for each segregated sub-account for the periods ended December 31, 2001, 2000 and 1999 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                ---------------------------------------------
                                                                FIDELITY VIP    FIDELITY VIP     FIDELITY VIP
                                                                HIGH INCOME     EQUITY-INCOME     CONTRAFUND
                                                                ------------    -------------    ------------
Units outstanding at
     December 31, 1998                                             39,421           43,536          45,878
     Policy purchase payments                                      13,483           23,986          19,138
     Policy terminations, withdrawals and charges                  (1,746)          (6,693)         (6,252)
                                                                   ------          -------         -------
Units outstanding at
     December 31, 1999                                             51,158           60,829          58,764
     Policy purchase payments                                       9,700           23,183          20,292
     Policy terminations, withdrawals and charges                  (2,756)          (7,834)        (12,989)
                                                                   ------          -------         -------
Units outstanding at
     December 31, 2000                                             58,102           76,178          66,067
     Policy purchase payments                                      20,071           25,539          32,382
     Policy terminations, withdrawals and charges                  (4,526)         (10,425)        (16,940)
                                                                   ------          -------         -------
Units outstanding at December 31, 2001                             73,647           91,292          81,509
                                                                   ======          =======         =======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 2:
Transactions in units for each segregated sub-account for the periods ended December 31, 2001, 2000 and 1999 were as follows:

                                                                      SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------
                                            FIDELITY VIP    FIDELITY VIP    FIDELITY VIP      FIDELITY     FIDELITY VIP
                                            MONEY MARKET    HIGH INCOME     EQUITY-INCOME    VIP GROWTH      OVERSEAS
                                            ------------    ------------    -------------    ----------    ------------
Units outstanding at
     December 31, 1998                             --           30,421         188,227              --            --
     Policy purchase payments                      --           60,273          85,229              --            --
     Policy terminations, withdrawals
       and charges                                 --          (10,400)        (60,668)             --            --
                                              --------        --------        --------       ----------     ---------
Units outstanding at
     December 31, 1999                             --           80,294         212,788              --            --
     Policy purchase payments                  451,914         484,046         579,786        6,694,611     3,180,566
     Policy terminations, withdrawals
       and charges                            (206,647)       (126,982)       (135,392)        (978,368)     (401,414)
                                              --------        --------        --------       ----------     ---------
Units outstanding at
     December 31, 2000                         245,267         437,358         657,182        5,716,243     2,779,152
     Policy purchase payments                  435,769         314,132         287,582        2,861,907     1,175,732
     Policy terminations, withdrawals
       and charges                            (300,878)       (203,663)       (179,048)      (2,258,185)     (953,062)
                                              --------        --------        --------       ----------     ---------
  Units outstanding at December 31, 2001       380,158         547,827         765,716        6,319,965     3,001,822
                                              ========        ========        ========       ==========     =========

                                                                        SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------
                                             FIDELITY VIP                                                     FIDELITY VIP
                                              INVESTMENT     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    ASSET MANAGER
                                              GRADE BOND     ASSET MANAGER     INDEX 500       CONTRAFUND        GROWTH
                                             ------------    -------------    ------------    ------------    -------------
Units outstanding at
     December 31, 1998                              --              --               --          121,035              --
     Policy purchase payments                       --              --               --           48,240              --
     Policy terminations, withdrawals and
       charges                                      --              --               --          (10,045)             --
                                                -------        --------        ---------       ---------        ---------
Units outstanding at
     December 31, 1999                              --              --               --          159,230              --
     Policy purchase payments                   173,556         454,191        1,970,410       2,152,838        1,197,802
     Policy terminations, withdrawals and
       charges                                  (40,593)        (74,832)        (354,663)       (405,140)        (185,724)
                                                -------        --------        ---------       ---------        ---------
Units outstanding at
     December 31, 2000                          132,963         379,359        1,615,747       1,906,928        1,012,078
     Policy purchase payments                   291,381         145,648          918,045         914,132          419,365
     Policy terminations, withdrawals and
       charges                                  (74,817)       (120,233)        (710,556)       (752,179)        (386,430)
                                                -------        --------        ---------       ---------        ---------
Units outstanding at December 31, 2001          349,527         404,774        1,823,236       2,068,881        1,045,013
                                                =======        ========        =========       =========        =========

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 2: continued


                                                                 SEGREGATED SUB-ACCOUNTS
                                   -----------------------------------------------------------------------------------
                                   FIDELITY     FIDELITY       FIDELITY     FIDELITY     FIDELITY VIP     FIDELITY VIP
                                     VIP       VIP GROWTH     VIP GROWTH      VIP       DYNAMIC CAPITAL    AGGRESSIVE
                                   BALANCED   OPPORTUNITIES    & INCOME     MID-CAP      APPRECIATION        GROWTH
                                   --------   -------------   ----------   ----------   ---------------   ------------
Units outstanding at
     December 31, 1998                  --            --            --            --           --               --
     Policy purchase payments           --            --            --            --           --               --
     Policy terminations,
       withdrawals and charges          --            --            --            --           --               --
                                   --------     ---------     ---------    ----------       ------           ------
Units outstanding at
     December 31, 1999                  --            --            --            --           --               --
     Policy purchase payments       257,608     1,537,169     1,161,330     3,571,047          --               --
     Policy terminations,
       withdrawals and charges      (58,600)     (345,909)     (256,724)     (451,251)         --               --
                                   --------     ---------     ---------    ----------       ------           ------
Units outstanding at
     December 31, 2000              199,008     1,191,260       904,606     3,119,796          --               --
     Policy purchase payments       146,875       739,746       523,106     1,228,428       16,433           40,716
     Policy terminations,
       withdrawals and charges     (150,262)     (648,339)     (449,474)   (1,118,554)      (1,048)          (6,645)
                                   --------     ---------     ---------    ----------       ------           ------
Units outstanding at December 31,
  2001                              195,621     1,282,667       978,238     3,229,670       15,385           34,071
                                   ========     =========     =========    ==========       ======           ======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                    AT DECEMBER 31, 2001                      FOR THE YEAR ENDED DECEMBER 31, 2001
                               ------------------------------   -----------------------------------------------------------------
                                  UNIT VALUE                    INVESTMENT INCOME RATIO*    EXPENSE RATIO**     TOTAL RETURN***
         SUB-ACCOUNT           LOWEST TO HIGHEST   NET ASSETS      LOWEST TO HIGHEST       LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------  -----------------   ----------   ------------------------   -----------------   ------------------
Fidelity VIP Money Market        $  1.08           $ 410,990           3.93       %             0.25     %            3.90%
Fidelity VIP High Income        0.81 to 0.87         509,736       0.00 to 0.00             0.25 to 0.50       (12.17) to (11.95)
Fidelity VIP Equity-Income      1.51 to 1.63       1,304,501       0.00 to 0.00             0.25 to 0.50        (5.43) to (5.19)
Fidelity VIP Growth                 0.74           4,650,274           0.00                     0.25                (17.86)
Fidelity VIP Overseas               0.68           2,034,947           0.00                     0.25                (21.36)
Fidelity VIP Invest. Grade
  Bond                              1.19             416,218           0.00                     0.25                  8.19
Fidelity VIP Asset Manager          0.94             378,800           0.00                     0.25                 (4.33)
Fidelity VIP Index 500              0.82           1,499,498           0.00                     0.25                (12.32)
Fidelity VIP Contrafund         1.59 to 1.79       3,429,625       0.00 to 0.00             0.25 to 0.50       (12.68) to (12.46)
Fidelity VIP Asset Manager
  Growth                            0.84             877,863           0.00                     0.25                 (7.62)
Fidelity VIP Balanced               0.97             190,288           0.00                     0.25                 (1.82)
Fidelity VIP Growth
  Opportunities                     0.77             985,894           0.00                     0.25                (14.63)
Fidelity VIP Growth & Income        0.93             913,513           0.00                     0.25                 (8.98)
Fidelity VIP Mid-Cap                1.15           3,714,117           0.00                     0.25                 (3.45)
Fidelity VIP Dynamic Capital
  Appreciation                      0.80              12,265           0.00                   0.25(a)              (20.28)(b)
Fidelity VIP Aggressive
  Growth                            0.86              29,162           0.00                   0.25(a)              (14.41)(b)

------------
The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various policies offered by the Account and allocating payments to each sub-account.

 * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) Adjusted to an annual basis.

(b) Period from May 1, 2001, commencement of operations, to December 31, 2001.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   APPENDIX A

               ILLUSTRATIONS OF ACCOUNT VALUES AND DEATH BENEFITS

     The following tables illustrate how the account value and death benefit of a policy change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a policy issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. In addition, the account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual policy years.
     The tables illustrate both a policy issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program issued a group contract. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, and a .25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular policy has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.
     The account value column in the tables with the heading "Using Maximum Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate when there has been simplified underwriting, which is 125 percent of the maximum allowed under the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table. The account value column in the table with the heading "Using Current Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."
     The amounts shown for the hypothetical account value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under this prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in this prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "What charges are associated with the policy?--Fund Charges" in this prospectus. The average annual expense number used in the illustrations (0.75%) includes all waivers, reductions, and reimbursements as detailed in the footnotes to the expense table and the funds prospectus. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.25 percent, 4.75 percent and 10.75 percent.
     The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now which produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under OBRA, and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased federal tax expense in that situation (as described in "Federal Tax Charge").
     The tables illustrate the policy values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no policy loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred and that no optional riders have been requested. The policy values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the policy's qualification as life insurance under Section 7702 of the Code. Further, the tables may show a decrease in the face amount to a level that the account value immediately prior to the decrease plus the additional illustrated premiums with interest can provide.
     Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.25% NET)         (4.75% NET)          (10.75% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $ 1,457   $100,000   $ 1,504   $100,000   $  1,551   $100,000
   2     47     1,800      2,887    100,000     3,071    100,000      3,260    100,000
   3     48     1,800      4,279    100,000     4,692    100,000      5,132    100,000
   4     49     1,800      5,645    100,000     6,383    100,000      7,198    100,000
   5     50     1,800      6,998    100,000     8,157    100,000      9,491    100,000

   6     51     1,800      8,314    100,000     9,999    100,000     12,015    100,000
   7     52     1,800      9,586    100,000    11,899    100,000     14,784    100,000
   8     53     1,800     10,823    100,000    13,875    100,000     17,839    100,000
   9     54     1,800     12,007    100,000    15,909    100,000     21,192    100,000
  10     55     1,800     13,139    100,000    18,007    100,000     24,880    100,000

  15     60     1,800     17,747    100,000    29,338    100,000     49,712    100,000
  20     65     1,800     20,372    100,000    42,390    100,000     91,372    110,387
  25     70     1,800     20,632    100,000    58,074    100,000    160,735    184,846
  30     75     1,800     13,543    100,000    76,412    100,000    273,817    290,433

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.25% NET)         (4.75% NET)          (10.75% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $1,059    $100,000   $ 1,094   $100,000   $  1,128   $100,000
   2     47     1,800     2,068     100,000     2,201    100,000      2,338    100,000
   3     48     1,800     3,024     100,000     3,322    100,000      3,637    100,000
   4     49     1,800     3,927     100,000     4,453    100,000      5,035    100,000
   5     50     1,800     4,771     100,000     5,592    100,000      6,539    100,000
   6     51     1,800     5,553     100,000     6,734    100,000      8,156    100,000
   7     52     1,800     6,265     100,000     7,874    100,000      9,893    100,000
   8     53     1,800     6,901     100,000     9,004    100,000     11,760    100,000
   9     54     1,800     7,453     100,000    10,116    100,000     13,765    100,000

  10     55     1,800     7,915     100,000    11,204    100,000     15,921    100,000
  15     60     1,800     8,685     100,000    16,095    100,000     29,683    100,000
  20     65     1,800     5,813     100,000    19,007    100,000     51,215    100,000
  25     70     1,800         0           0    16,819    100,000     88,449    101,716
  30     75     1,800         0           0     2,110    100,000    153,481    162,753

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                           (-1.25% NET)         (4.75% NET)          (10.75% NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1      46   $1,800    $ 1,551   $51,551   $ 1,601   $ 51,601   $  1,651   $ 51,651
   2      47    1,800      3,076    53,076     3,273     53,273      3,473     53,473
   3      48    1,800      4,571    54,571     5,011     55,011      5,478     55,478
   4      49    1,800      6,041    56,041     6,826     56,826      7,693     57,693
   5      50    1,800      7,492    57,492     8,727     58,727     10,145     60,145
   6      51    1,800      8,914    58,914    10,705     60,705     12,849     62,849
   7      52    1,800     10,299    60,299    12,760     62,760     15,824     65,824
   8      53    1,800     11,656    61,656    14,900     64,900     19,106     69,106
   9      54    1,800     12,972    62,972    17,116     67,116     22,716     72,716
  10      55    1,800     14,247    64,247    19,414     69,414     26,688     76,688

  15      60    1,800     19,850    69,850    32,044     82,044     53,281    103,281
  20      65    1,800     23,988    73,988    46,673     96,673     96,087    146,087
  25      70    1,800     26,435    76,435    63,462    113,462    165,496    215,496
  30      75    1,800     24,446    74,446    79,792    129,792    275,672    325,672

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                           (-1.25% NET)         (4.75% NET)         (10.75% NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     46    $1,800    $ 1,333   $51,333   $ 1,377   $51,377   $  1,419   $ 51,419
   2     47     1,800      2,628    52,628     2,796    52,796      2,968     52,968
   3     48     1,800      3,883    53,883     4,259    54,259      4,658     54,658
   4     49     1,800      5,098    55,098     5,765    55,765      6,503     56,503
   5     50     1,800      6,269    56,269     7,315    57,315      8,518     58,518
   6     51     1,800      7,396    57,396     8,906    58,906     10,716     60,716
   7     52     1,800      8,473    58,473    10,537    60,537     13,113     63,113
   8     53     1,800      9,498    59,498    12,205    62,205     15,727     65,727
   9     54     1,800     10,466    60,466    13,907    63,907     18,574     68,574

  10     55     1,800     11,374    61,374    15,640    65,640     21,676     71,676
  15     60     1,800     14,925    64,925    24,705    74,705     41,947     91,947
  20     65     1,800     16,356    66,356    33,951    83,951     73,212    123,212
  25     70     1,800     14,552    64,552    41,980    91,980    121,121    171,121
  30     75     1,800      7,783    57,783    46,284    96,284    194,273    244,273

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         --------------------------------------------------------------
                            0% GROSS(2)           6% GROSS(2)          12% GROSS(2)
                            (-1.25% NET)          (4.75% NET)          (10.75% NET)
                         ------------------   -------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT     DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE     BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   --------   --------   --------   --------
   1     56    $3,000    $ 2,305   $100,000   $  2,380   $100,000   $  2,454   $100,000
   2     57     3,000      4,511    100,000      4,801    100,000      5,098    100,000
   3     58     3,000      6,634    100,000      7,283    100,000      7,973    100,000
   4     59     3,000      8,667    100,000      9,820    100,000     11,096    100,000
   5     60     3,000     10,613    100,000     12,420    100,000     14,501    100,000
   6     61     3,000     12,466    100,000     15,080    100,000     18,219    100,000
   7     62     3,000     14,230    100,000     17,809    100,000     22,291    100,000
   8     63     3,000     15,897    100,000     20,606    100,000     26,760    100,000
   9     64     3,000     17,482    100,000     23,491    100,000     31,692    100,000

  10     65     3,000     18,968    100,000     26,457    100,000     37,135    100,000
  15     70     3,000     24,962    100,000     42,926    100,000     75,153    100,000
  20     75     3,000     24,465    100,000     60,814    100,000    140,848    149,221
  25     80     3,000     10,324    100,000     81,835    100,000    249,049    261,501
  30     85     3,000          0          0    113,699    119,384    420,762    441,800

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.25% NET)         (4.75% NET)          (10.75% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     56    $3,000    $1,478    $100,000   $ 1,526   $100,000   $  1,574   $100,000
   2     57     3,000     2,849     100,000     3,035    100,000      3,225    100,000
   3     58     3,000     4,111     100,000     4,523    100,000      4,961    100,000
   4     59     3,000     5,261     100,000     5,987    100,000      6,793    100,000
   5     60     3,000     6,290     100,000     7,418    100,000      8,724    100,000
   6     61     3,000     7,185     100,000     8,802    100,000     10,756    100,000
   7     62     3,000     7,929     100,000    10,120    100,000     12,891    100,000
   8     63     3,000     8,500     100,000    11,350    100,000     15,125    100,000
   9     64     3,000     8,874     100,000    12,465    100,000     17,457    100,000
  10     65     3,000     9,028     100,000    13,441    100,000     19,891    100,000

  15     70     3,000     5,758     100,000    15,373    100,000     34,159    100,000
  20     75     3,000         0           0     7,084    100,000     54,222    100,000
  25     80     3,000         0           0         0          0     90,153    100,000
  30     85     3,000         0           0         0          0    162,337    170,454

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                           (-1.25% NET)         (4.75% NET)          (10.75% NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1     56    $3,000    $ 2,537   $52,537   $ 2,620   $ 52,620   $  2,701   $ 52,701
   2     57     3,000      5,001    55,001     5,321     55,321      5,648     55,648
   3     58     3,000      7,398    57,398     8,113     58,113      8,873     58,873
   4     59     3,000      9,723    59,723    10,995     60,995     12,401     62,401
   5     60     3,000     11,978    61,978    13,971     63,971     16,264     66,264
   6     61     3,000     14,157    64,157    17,039     67,039     20,491     70,491
   7     62     3,000     16,261    66,261    20,203     70,203     25,122     75,122
   8     63     3,000     18,285    68,285    23,463     73,463     30,193     80,193
   9     64     3,000     20,236    70,236    26,828     76,828     35,759     85,759

  10     65     3,000     22,103    72,103    30,291     80,291     41,860     91,860
  15     70     3,000     30,172    80,172    49,213     99,213     82,594    132,594
  20     75     3,000     33,462    83,462    68,232    118,232    144,993    194,993
  25     80     3,000     28,979    78,979    83,433    133,433    238,786    288,786
  30     85     3,000     11,668    61,668    87,576    137,576    377,841    427,841

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                           (-1.25% NET)         (4.75% NET)         (10.75% NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     56    $3,000    $ 2,092   $52,092   $ 2,160   $52,160   $  2,227   $ 52,227
   2     57     3,000      4,104    54,104     4,367    54,367      4,636     54,636
   3     58     3,000      6,033    56,033     6,619    56,619      7,242     57,242
   4     59     3,000      7,878    57,878     8,917    58,917     10,066     60,066
   5     60     3,000      9,635    59,635    11,256    61,256     13,123     63,123
   6     61     3,000     11,296    61,296    13,630    63,630     16,430     66,430
   7     62     3,000     12,852    62,852    16,031    66,031     20,003     70,003
   8     63     3,000     14,293    64,293    18,445    68,445     23,858     73,858
   9     64     3,000     15,605    65,605    20,861    70,861     28,010     78,010

  10     65     3,000     16,780    66,780    23,266    73,266     32,479     82,479
  15     70     3,000     20,340    70,340    34,780    84,780     60,546    110,546
  20     75     3,000     18,610    68,610    43,479    93,479    100,636    150,636
  25     80     3,000      8,484    58,484    44,637    94,637    156,122    206,122
  30     85     3,000          0         0    31,629    81,629    231,942    281,942

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B

                              POLICY LOAN EXAMPLE

As an example of the effect of a policy loan upon the policy account value and the death benefit, assume a policy of an insured age 45 with the following characteristics: The Variable Universal Life Policy has an Option B death benefit with a level face amount of $50,000. Further, assume that 100 percent of net premiums are invested in the sub-accounts of the Variable Universal Life Account, that the gross investment rate in the Variable Universal Life Account was 12 percent each year and that Minnesota Life deducted assumed mortality charges. This situation is shown in Appendix A, "Illustrations of Account Values and Death Benefits."
     Now assume that the insured, who is also the owner of the policy, takes a policy loan in the amount of $5,000 at the end of the fourth policy year.
     When a policy loan is taken, the net cash value is reduced by the amount borrowed and any accrued interest subsequently charged. The amount borrowed continues to be a part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. Interest is charged on the policy loan at a policy loan interest rate of 8 percent per year. Interest is also credited to a policy when there is a policy loan. Interest credits on the policy loan are at a rate which is not less than the policy loan interest rate less 2 percent per year. Assume the interest credits in this example will be at 6 percent per year.
     The following table shows the effect on the end of fifth year account value and death benefit, if a policy loan of $5,000 is made at the end of the fourth year.

                                        End of Year
                                       Death Benefit
         End of Year              With Loan
        Account Value         (subject to loan
  With Loan*   Without Loan    account value)*    Without Loan
  ----------   ------------   -----------------   ------------
    $9,906       $10,145           $59,906          $60,145

     Note that the difference in the account values here represents the difference between the actual policy performance in the sub-accounts of the Variable Universal Life Account and the interest credited on the principal amount of the policy loan. If interest credited on a policy loan exceeds the policy performance, then a policy with a loan will have a greater value than a policy with no loan activity. Where policy performance exceeds the interest credited on a policy loan, the resulting policy value will be lower than it would have been if the loan were not made.
     Now consider an identical situation to that above except that the death benefit is under Option A with a face amount of insurance of $100,000. This situation is also shown in Appendix A, "Illustrations of Account Values and Death Benefits." The following table shows the effect on the same fifth year values if a policy loan of $5,000 is made at the end of the fourth year.

                                        End of Year
                                       Death Benefit
         End of Year              With Loan
        Account Value         (subject to loan
  With Loan*   Without Loan    account value)*    Without Loan
  ----------   ------------   -----------------   ------------
    $9,252        $9,491          $100,000          $100,000

------------

* The account values above under the "With Loan" headings include the loan account value, that is, the amount of the loan plus accrued interest subsequently credited. If the insured were to surrender the policy at the end of the fifth year, he or she would receive only the net cash value in the sub-accounts of the Variable Universal Life Account. The net cash value equals the account value less the loan account value since there are no charges due. If the insured were to die at the end of the fifth year we would pay out the death benefit listed under the "With Loan" heading less the loan account value.

                                       B-1